United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  10/31/09

Date of Reporting Period:  Quarter ended 1/31/09

Item 1.                      Schedule of Investments

Federated Max-Cap Index Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares	Value

		COMMON STOCKS--97.4%[1]
		Consumer Discretionary--8.0%
3,200		Abercrombie & Fitch Co., Class A	$57,120
19,000	[2]	Amazon.com, Inc.	1,117,580
7,500	[2]	Apollo Group, Inc., Class A	610,950
4,696	[2]	AutoNation, Inc.	43,579
3,130	[2]	AutoZone, Inc.	415,946
10,414	[2]	Bed Bath & Beyond, Inc.	241,917
17,460		Best Buy Co., Inc.	489,229
12,921	[2]	Big Lots, Inc.	173,787
2,641		Black & Decker Corp.	76,351
17,686		Block (H&R), Inc.	366,631
28,729		CBS Corp. (New), Class B	164,330
17,907		Carnival Corp.	325,728
4,386		Centex Corp.	37,325
15,000	[2]	Coach, Inc.	219,000
132,328		Comcast Corp., Class A	1,938,605
12,000		D.R. Horton, Inc.	71,520
25,500	[2]	DIRECTV Group, Inc.	558,450
5,482		Darden Restaurants, Inc.	143,738
11,705		Eastman Kodak Co.	53,024
9,100	[2]	Expedia, Inc.	81,263
12,660		Family Dollar Stores, Inc.	351,568
95,947	[2]	Ford Motor Co.	179,421
6,849		Fortune Brands, Inc.	219,168
8,700	[2]	GameStop Corp.	215,586
9,880		Gannett Co., Inc.	57,008
26,180		Gap (The), Inc.	295,310
22,425	[2]	General Motors Corp.	67,499
14,567		Genuine Parts Co.	466,435
10,508	[2]	Goodyear Tire & Rubber Co.	64,834
10,220		Harley Davidson, Inc.	124,480
2,500		Harman International Industries, Inc.	40,225
12,114		Hasbro, Inc.	292,311
86,129		Home Depot, Inc.	1,854,357
16,236		International Game Technology	172,102
20,667	[2]	Interpublic Group Cos., Inc.	68,821
29,118		Johnson Controls, Inc.	364,266
21,635		Jones Apparel Group, Inc.	74,857
3,292		KB HOME	35,126
14,895	[2]	Kohl's Corp.	546,795
8,651		Leggett and Platt, Inc.	108,051
4,981		Lennar Corp., Class A	38,304
2,300	[2]	Liberty Media Corp.	42,205
29,498		Limited Brands, Inc.	233,624
74,934		Lowe's Cos., Inc.	1,369,044
20,742		Macy's, Inc.	185,641
24,346		Marriott International, Inc., Class A	397,083
16,261		Mattel, Inc.	230,744
62,462		McDonald's Corp.	3,624,045
15,214		McGraw-Hill Cos., Inc.	334,556
1,559		Meredith Corp.	24,897
5,105		New York Times Co., Class A	25,372
12,110		Newell Rubbermaid, Inc.	97,849
118,554		News Corp., Inc.	757,560
18,970		Nike, Inc., Class B	858,392
5,960		Nordstrom, Inc.	75,632
11,853	[2]	Office Depot, Inc.	25,602
14,752		Omnicom Group, Inc.	381,929
8,790		Penney (J.C.) Co., Inc.	147,232
2,200		Polo Ralph Lauren Corp., Class A	90,266
9,284		Pulte Homes, Inc.	94,233
5,685		RadioShack Corp.	65,150
4,700		Scripps Networks Interactive	100,909
2,437	[2]	Sears Holdings Corp.	99,722
4,123		Sherwin-Williams Co.	196,873
2,503		Snap-On, Inc.	75,541
3,413		Stanley Works	106,690
33,890		Staples, Inc.	540,207
30,268	[2]	Starbucks Corp.	285,730
13,733		Starwood Hotels & Resorts Worldwide, Inc.	207,643
28,742		TJX Cos., Inc.	558,170
33,124		Target Corp.	1,033,469
4,796		Tiffany & Co.	99,517
187,277		Time Warner, Inc.	1,747,294
3,830		V.F. Corp.	214,557
30,421	[2]	Viacom, Inc., Class B	448,710
103,234		Walt Disney Co.	2,134,879
318		Washington Post Co., Class B	124,198
2,940		Whirlpool Corp.	98,284
7,612		Wyndham Worldwide Corp.	46,662
2,700	[2]	Wynn Resorts Ltd.	81,216
18,880		Yum! Brands, Inc.	540,346
		TOTAL	30,624,270
		Consumer Staples--12.5%
103,298		Altria Group, Inc.	1,708,549
26,694		Archer-Daniels-Midland Co.	730,882
19,936		Avon Products, Inc.	407,691
4,275		Brown-Forman Corp., Class B	194,128
72,816		CVS Caremark Corp.	1,957,294
19,023		Campbell Soup Co.	577,729
5,573		Clorox Corp.	279,486
13,837		Coca-Cola Enterprises, Inc.	155,390
20,940		Colgate-Palmolive Co.	1,361,938
18,004		ConAgra Foods, Inc.	307,868
8,400	[2]	Constellation Brands, Inc., Class A	121,968
26,104		Costco Wholesale Corp.	1,175,463
6,600	[2]	Dean Foods Co.	127,644
16,500	[2]	Dr. Pepper Snapple Group, Inc.	271,425
5,000		Estee Lauder Cos., Inc., Class A	131,250
17,055		General Mills, Inc.	1,008,803
21,662		H.J. Heinz Co.	790,663
7,222		Hershey Foods Corp.	269,236
11,307		Kellogg Co.	494,003
19,986		Kimberly-Clark Corp.	1,028,679
78,791		Kraft Foods, Inc., Class A	2,210,088
31,121		Kroger Co.	700,222
8,600	[2]	Lorillard, Inc.	511,356
5,600		McCormick & Co., Inc.	179,424
6,504		Molson Coors Brewing Co., Class B	261,916
74,545		PepsiCo, Inc.	3,744,395
105,998		Philip Morris International, Inc.	3,937,826
158,984		Procter & Gamble Co.	8,664,628
8,700		Reynolds American, Inc.	332,166
9,220		SUPERVALU, Inc.	161,719
19,923		Safeway Inc.	426,950
30,787		Sara Lee Corp.	308,794
9,813		Smucker (J.M.) Co.	443,057
39,372		Sysco Corp.	877,602
103,382		The Coca-Cola Co.	4,416,479
7,224		The Pepsi Bottling Group, Inc.	139,351
33,100		Tyson Foods, Inc., Class A	292,935
120,380		Wal-Mart Stores, Inc.	5,672,306
49,096		Walgreen Co.	1,345,721
6,100	[2]	Whole Foods Market, Inc.	62,525
		TOTAL	47,789,549
		Energy--13.7%
27,920		Anadarko Petroleum Corp.	1,025,781
13,872		Apache Corp.	1,040,400
12,800		BJ Services Co.	140,800
12,581		Baker Hughes, Inc.	419,199
7,300		CONSOL Energy, Inc.	198,998
11,500		Cabot Oil & Gas Corp., Class A	316,135
8,700	[2]	Cameron International Corp.	201,492
24,600		Chesapeake Energy Corp.	388,926
105,661		Chevron Corp.	7,451,214
79,440		ConocoPhillips	3,775,783
18,336		Devon Energy Corp.	1,129,498
9,700		ENSCO International, Inc.	265,392
10,306		EOG Resources, Inc.	698,438
32,839		El Paso Corp.	268,623
266,116		Exxon Mobil Corp.	20,352,552
43,802		Halliburton Co.	755,584
17,364		Hess Corp.	965,612
31,374		Marathon Oil Corp.	854,314
3,700		Massey Energy Co.	56,166
13,800		Murphy Oil Corp.	609,684
12,180	[2]	Nabors Industries Ltd.	133,371
27,148	[2]	National-Oilwell, Inc.	717,793
11,676		Noble Corp.	317,003
10,100		Noble Energy, Inc.	494,193
45,550		Occidental Petroleum Corp.	2,484,752
18,750		Peabody Energy Corp.	468,750
5,200		Pioneer Natural Resources, Inc.	76,128
7		Precision Drilling Trust	35
2,400	[2]	Pride International, Inc.	38,688
6,800		Range Resources Corp.	243,712
4,952		Rowan Cos., Inc.	62,692
61,812		Schlumberger Ltd.	2,522,548
10,100		Smith International, Inc.	229,270
14,700	[2]	Southwestern Energy Co.	465,255
29,834		Spectra Energy Corp.	432,891
9,240		Sunoco, Inc.	427,997
5,000		Tesoro Petroleum Corp.	86,150
32,257		Valero Energy Corp.	778,039
30,500	[2]	Weatherford International Ltd.	336,415
30,261		Williams Cos., Inc.	428,193
23,958		XTO Energy, Inc.	888,602
		TOTAL	52,547,068
		Financials--10.4%
14,674		AON Corp.	543,672
23,582		Aflac, Inc.	547,338
28,825		Allstate Corp.	624,638
9,000		American Capital Strategies Ltd.	25,740
58,395		American Express Co.	976,948
116,732		American International Group, Inc.	149,417
9,339		Ameriprise Financial, Inc.	188,181
5,157		Apartment Investment & Management Co., Class A	45,846
8,100		Assurant, Inc.	213,840
3,100		Avalonbay Communities, Inc.	160,611
26,685		BB&T Corp.	528,096
335,391		Bank of America Corp.	2,206,873
60,972		Bank of New York Mellon Corp.	1,569,419
5,400		Boston Properties, Inc.	233,820
8,000	[2]	CB Richard Ellis Services, Inc.	28,800
12,880		CIT Group, Inc.	35,935
3,534		CME Group, Inc.	614,598
18,513		Capital One Financial Corp.	293,246
18,990		Chubb Corp.	808,594
10,195		Cincinnati Financial Corp.	223,576
283,819		Citigroup, Inc.	1,007,557
6,523		Comerica, Inc.	108,673
5,100		Developers Diversified Realty	24,480
22,878		Discover Financial Services	163,578
28,800	[2]	E*Trade Group, Inc.	32,832
15,100		Equity Residential Properties Trust	361,343
3,800		Federated Investors, Inc.	74,176
25,107		Fifth Third Bancorp	60,006
8,936	[2]	First Horizon National Corp.	85,071
8,725		Franklin Resources, Inc.	422,464
23,500		Genworth Financial, Inc., Class A	54,520
22,370		Goldman Sachs Group, Inc.	1,805,930
14,600		HCP, Inc.	340,764
12,570		Hartford Financial Services Group, Inc.	165,421
5,500		Health Care REIT, Inc.	207,955
22,600		Host Marriott Corp.	121,588
23,200		Hudson City Bancorp, Inc.	269,120
15,909		Huntington Bancshares, Inc.	45,818
4,400	[2]	InterContinentalExchange, Inc.	250,492
23,900		Invesco Ltd.	281,781
195,376		JPMorgan Chase & Co.	4,984,042
10,292		Janus Capital Group, Inc.	54,033
31,579		KeyCorp	229,895
9,901		Kimco Realty Corp.	142,376
5,500		Legg Mason, Inc.	88,330
7,700		Leucadia National Corp.	122,584
11,177		Lincoln National Corp.	169,108
17,747		Loews Corp.	433,027
3,400		M & T Bank Corp.	132,294
8,531	[2]	MBIA Insurance Corp.	32,930
29,010		Marsh & McLennan Cos., Inc.	560,763
11,298		Marshall & Ilsley Corp.	64,512
42,141		MetLife, Inc.	1,210,711
8,634		Moody's Corp.	184,940
57,456		Morgan Stanley	1,162,335
8,950	[2]	NASDAQ Stock Market, Inc.	195,289
14,700		NYSE Euronext	323,400
12,269		Northern Trust Corp.	705,713
21,453		PNC Financial Services Group	697,652
14,800		People's United Financial, Inc.	242,128
9,100		Plum Creek Timber Co., Inc.	280,007
15,300		Principal Financial Group	253,827
39,100		Progressive Corp., OH	475,065
10,100		Prologis	101,101
23,200		Prudential Financial, Inc.	597,400
7,200		Public Storage, Inc.	445,464
34,143		Regions Financial Corp.	118,135
20,340	[2]	SLM Corp.	232,893
46,586		Schwab (Charles) Corp.	633,104
10,749		Simon Property Group, Inc.	461,992
21,423		State Street Corp.	498,513
19,391		SunTrust Banks, Inc.	237,734
15,008		T. Rowe Price Group, Inc.	413,921
31,049		The Travelers Cos., Inc.	1,199,733
4,737		Torchmark Corp.	142,110
92,863		U.S. Bancorp	1,378,087
15,353		UNUMProvident Corp.	217,398
7,300		Vornado Realty Trust	370,913
226,647		Wells Fargo & Co.	4,283,628
14,236		XL Capital Ltd., Class A	41,284
4,772		Zions Bancorp	71,198
		TOTAL	40,092,326
		Health Care--15.5%
73,941	[3]	Abbott Laboratories	4,099,289
3,900	[2]	Advanced Medical Optics, Inc.	85,683
22,904		Aetna, Inc.	710,024
13,242		Allergan, Inc.	504,785
13,684		AmerisourceBergen Corp.	497,003
58,457	[2]	Amgen, Inc.	3,206,366
4,604		Bard (C.R.), Inc.	393,964
36,024		Baxter International, Inc.	2,112,808
12,028		Becton, Dickinson & Co.	874,075
15,634	[2]	Biogen Idec, Inc.	760,594
96,445	[2]	Boston Scientific Corp.	855,467
103,825		Bristol-Myers Squibb Co.	2,222,893
11,710		CIGNA Corp.	203,286
25,308		Cardinal Health, Inc.	952,846
19,101	[2]	Celgene Corp.	1,011,398
2,700	[2]	Cephalon, Inc.	208,386
6,400	[2]	Coventry Health Care, Inc.	96,832
26,147		Covidien Ltd.	1,002,476
5,600	[2]	DaVita, Inc.	263,200
7,700		Dentsply International, Inc.	207,207
50,466		Eli Lilly & Co.	1,858,158
12,100	[2]	Express Scripts, Inc., Class A	650,496
16,276	[2]	Forest Laboratories, Inc., Class A	407,551
747	[2]	Genentech, Inc.	60,686
11,200	[2]	Genzyme Corp.	771,904
44,228	[2]	Gilead Sciences, Inc.	2,245,456
6,944	[2]	Hospira, Inc.	172,906
12,931	[2]	Humana, Inc.	490,473
7,873		IMS Health, Inc.	114,316
1,564	[2]	Intuitive Surgical, Inc.	161,452
148,144		Johnson & Johnson	8,546,427
26,384	[2]	King Pharmaceuticals, Inc.	230,596
4,500	[2]	Laboratory Corp. of America Holdings	266,400
7,501		Life Technologies, Inc.	190,975
19,166		McKesson HBOC, Inc.	847,137
24,978	[2]	Medco Health Solutions, Inc.	1,122,262
56,583		Medtronic, Inc.	1,894,965
115,220		Merck & Co., Inc.	3,289,531
2,377	[2]	Millipore Corp.	131,115
13,210	[2]	Mylan Laboratories, Inc.	149,669
4,000	[2]	Patterson Cos., Inc.	73,560
5,207		PerkinElmer, Inc.	65,712
362,021		Pfizer, Inc.	5,278,266
6,892		Quest Diagnostics, Inc.	340,120
72,832		Schering Plough Corp.	1,278,930
16,308	[2]	St. Jude Medical, Inc.	593,122
11,802		Stryker Corp.	498,516
18,005	[2]	Tenet Healthcare Corp.	19,265
26,453	[2]	Thermo Fisher Scientific Inc.	950,456
54,630		UnitedHealth Group, Inc.	1,547,668
5,500	[2]	Varian Medical Systems, Inc.	204,215
5,300	[2]	Waters Corp.	191,701
11,683	[2]	Watson Pharmaceuticals, Inc.	318,712
30,121	[2]	Wellpoint, Inc.	1,248,515
63,674		Wyeth	2,736,072
10,994	[2]	Zimmer Holdings, Inc.	400,182
		TOTAL	59,616,069
		Industrials--10.2%
34,952		3M Co.	1,880,068
4,642		Avery Dennison Corp.	112,476
36,515		Boeing Co.	1,544,950
11,538		Burlington Northern Santa Fe Corp.	764,392
12,000		C.H. Robinson Worldwide, Inc.	551,760
16,164		CSX Corp.	468,109
34,776		Caterpillar, Inc.	1,072,840
5,737		Cintas Corp.	130,517
7,616		Cooper Industries Ltd., Class A	204,947
8,868		Cummins, Inc.	212,655
11,940		Danaher Corp.	667,804
20,932		Deere & Co.	727,178
9,123		Donnelley (R.R.) & Sons Co.	89,040
11,802		Dover Corp.	333,761
5,500		Dun & Bradstreet Corp.	418,000
6,624		Eaton Corp.	291,588
45,904		Emerson Electric Co.	1,501,061
5,616		Equifax, Inc.	138,828
11,600		Expeditors International Washington, Inc.	322,596
5,600		Fastenal Co.	191,408
15,068		FedEx Corp.	767,564
3,000		Flowserve Corp.	159,930
11,812		Fluor Corp.	459,487
4,000	[2]	Foster Wheeler Ltd.	79,880
18,916		General Dynamics Corp.	1,073,105
526,936		General Electric Co.	6,391,734
7,990		Goodrich (B.F.) Co.	308,893
2,847		Grainger (W.W.), Inc.	207,689
36,118		Honeywell International, Inc.	1,185,032
8,492		ITT Corp.	384,518
26,818		Illinois Tool Works, Inc.	875,876
14,347		Ingersoll-Rand Co. Ltd., Class A	232,565
7,600	[2]	Iron Mountain, Inc.	155,496
7,900	[2]	Jacobs Engineering Group, Inc.	305,493
5,675		L-3 Communications Holdings, Inc.	448,438
16,288		Lockheed Martin Corp.	1,336,268
5,700		Manitowoc, Inc.	31,350
15,636		Masco Corp.	122,274
5,368	[2]	Monster Worldwide, Inc.	49,439
19,153		Norfolk Southern Corp.	734,709
17,700		Northrop Grumman Corp.	851,724
14,816		PACCAR, Inc.	390,994
6,489		Pall Corp.	169,168
7,645		Parker-Hannifin Corp.	292,115
9,003		Pitney Bowes, Inc.	200,407
6,800		Precision Castparts Corp.	441,660
19,955		Raytheon Co.	1,010,122
29,089		Republic Services, Inc.	752,242
16,294		Robert Half International, Inc.	276,183
6,343		Rockwell Automation, Inc.	165,172
8,543		Rockwell Collins	321,900
2,486		Ryder System, Inc.	83,977
53,446		Southwest Airlines Co.	375,725
3,700	[2]	Stericycle, Inc.	181,004
10,860		Textron Inc.	98,066
27,832		Tyco International Ltd.	585,029
24,830		Union Pacific Corp.	1,087,306
45,040		United Parcel Service, Inc.	1,913,750
42,622		United Technologies Corp.	2,045,430
29,724		Waste Management, Inc.	927,092
		TOTAL	39,102,784
		Information Technology--15.9%
34,210	[2,3]	Adobe Systems, Inc.	660,595
26,334	[2]	Advanced Micro Devices, Inc.	57,671
5,340	[2]	Affiliated Computer Services, Inc., Class A	244,892
19,072	[2]	Agilent Technologies, Inc.	344,822
7,400	[2]	Akamai Technologies, Inc.	99,752
11,639		Altera Corp.	179,008
8,200		Amphenol Corp., Class A	214,430
24,424		Analog Devices, Inc.	487,992
47,658	[2]	Apple, Inc.	4,295,416
64,110		Applied Materials, Inc.	600,711
17,020	[2]	Autodesk, Inc.	281,851
25,915		Automatic Data Processing, Inc.	941,492
10,224	[2]	BMC Software, Inc.	258,974
18,066	[2]	Broadcom Corp.	286,346
17,368		CA, Inc.	312,450
3,907	[2]	CIENA Corp.	24,380
315,928	[2,3]	Cisco Systems, Inc.	4,729,442
7,930	[2]	Citrix Systems, Inc.	166,847
12,700	[2]	Cognizant Technology Solutions Corp.	237,871
6,741	[2]	Computer Sciences Corp.	248,338
13,670	[2]	Compuware Corp.	88,855
6,425	[2]	Convergys Corp.	48,380
78,000		Corning, Inc.	788,580
88,669	[2]	Dell, Inc.	842,356
101,185	[2]	EMC Corp. Mass	1,117,082
12,800	[2]	Electronic Arts, Inc.	197,632
7,300	[2]	FLIR Systems, Inc.	182,281
8,300		Fidelity National Information Services, Inc.	132,053
7,467	[2]	Fiserv, Inc.	237,077
12,322	[2]	Google Inc.	4,171,367
7,067		Harris Corp.	305,930
118,447		Hewlett-Packard Co.	4,116,033
72,538		IBM Corp.	6,648,108
302,580		Intel Corp.	3,903,282
6,049	[2]	Interwoven, Inc.	95,393
23,930	[2]	Intuit, Inc.	542,014
9,192	[2]	JDS Uniphase Corp.	33,367
30,685		Jabil Circuit, Inc.	178,587
28,500	[2]	Juniper Networks, Inc.	403,560
6,725		KLA-Tencor Corp.	134,769
27,914	[2]	LSI Logic Corp.	88,767
10,218	[2]	Lexmark International Group, Class A	241,962
8,614		Linear Technology Corp.	201,740
3,720		Mastercard, Inc.	505,102
6,900	[2]	McAfee, Inc.	210,381
10,000	[2]	MEMC Electronic Materials, Inc.	136,000
8,000		Microchip Technology, Inc.	151,760
32,998	[2]	Micron Technology, Inc.	122,753
401,489		Microsoft Corp.	6,865,462
6,181		Molex, Inc.	82,640
97,621		Motorola, Inc.	432,461
505	[2]	NDS Group PLC, ADR	31,275
22,150	[2]	NVIDIA Corp.	176,093
23,814		National Semiconductor Corp.	241,474
16,761	[2]	NetApp, Inc.	248,566
14,923	[2]	Novell, Inc.	55,215
18,021	[2]	Novellus Systems, Inc.	248,510
201,013	[2]	Oracle Corp.	3,383,049
13,257		Paychex, Inc.	322,013
5,732	[2]	Qlogic Corp.	64,886
87,278		Qualcomm, Inc.	3,015,455
4,100	[2]	Salesforce.com, Inc.	109,101
9,800	[2]	Sandisk Corp.	112,014
32,696	[2]	Sun Microsystems, Inc.	136,015
39,780	[2]	Symantec Corp.	609,827
44,667	[2]	Tellabs, Inc.	184,475
9,732	[2]	Teradata Corp.	127,781
7,201	[2]	Teradyne, Inc.	34,637
63,191		Texas Instruments, Inc.	944,705
10,900		Total System Services, Inc.	137,994
29,507		Tyco Electronics Ltd.	417,819
8,400	[2]	Verisign, Inc.	162,204
30,894		Western Union Co.	422,012
41,422		Xerox Corp.	275,042
24,912		Xilinx, Inc.	419,767
57,496	[2]	Yahoo, Inc.	674,428
54,900	[2]	eBay, Inc.	659,898
		TOTAL	61,093,269
		Materials--2.9%
18,200	[2]	AK Steel Holding Corp.	146,874
9,632		Air Products & Chemicals, Inc.	484,490
32,648		Alcoa, Inc.	254,328
4,345		Allegheny Technologies, Inc.	95,981
5,144		Ball Corp.	197,221
5,376		Bemis Co., Inc.	121,336
5,200		CF Industries Holdings, Inc.	244,400
38,847		Dow Chemical Co.	450,237
55,326		Du Pont (E.I.) de Nemours & Co.	1,270,285
3,196		Eastman Chemical Co.	82,936
7,006		Ecolab, Inc.	237,924
15,517		Freeport-McMoRan Copper & Gold, Inc.	390,097
3,442		International Flavors & Fragrances, Inc.	98,510
33,226		International Paper Co.	303,021
21,788		MeadWestvaco Corp.	253,612
24,894		Monsanto Co.	1,893,438
20,013		Newmont Mining Corp.	796,117
19,068		Nucor Corp.	777,784
7,000	[2]	Owens-Illinois, Inc.	133,000
7,542		PPG Industries, Inc.	283,428
5,708	[2]	Pactiv Corp.	123,407
13,190		Praxair, Inc.	821,209
9,255		Rohm & Haas Co.	510,783
8,350		Sealed Air Corp.	113,143
5,460		Sigma-Aldrich Corp.	196,997
3,700		Titanium Metals Corp.	26,085
4,910		United States Steel Corp.	147,447
4,506		Vulcan Materials Co.	222,867
9,220		Weyerhaeuser Co.	252,075
		TOTAL	10,929,032
		Telecommunication Services--3.8%
311,539		AT&T, Inc.	7,670,090
27,300	[2]	American Tower Systems Corp.	828,282
2,000	[2]	BCE, Inc.	40,920
1,200	[2]	Centennial Communication Corp., Class A	9,816
4,430		CenturyTel, Inc.	120,230
16,020		Embarq Corp.	572,234
13,738		Frontier Communications Corp.	111,415
64,372		Qwest Communications International, Inc.	207,278
124,095	[2]	Sprint Nextel Corp.	301,551
154,054		Verizon Communications, Inc.	4,601,593
19,218		Windstream Corp.	166,812
		TOTAL	14,630,221
		Utilities--4.5%
29,239	[2]	AES Corp.	231,280
6,643		Allegheny Energy, Inc.	220,813
9,457		Ameren Corp.	314,445
18,204		American Electric Power Co., Inc.	570,695
9,792		CMS Energy Corp.	115,056
36,514		CenterPoint Energy, Inc.	488,557
12,241		Consolidated Edison Co.	498,821
13,624		Constellation Energy Group, Inc.	358,311
14,067		DTE Energy Co.	485,312
28,914		Dominion Resources, Inc.	1,017,195
60,925		Duke Energy Corp.	923,014
21,954	[2]	Dynegy, Inc.	46,323
15,558		Edison International	506,724
8,982		Entergy Corp.	685,866
5,600		Equitable Resources, Inc.	191,688
33,038		Exelon Corp.	1,791,320
19,782		FPL Group, Inc.	1,019,762
19,884		FirstEnergy Corp.	994,001
3,327		Integrys Energy Group, Inc.	138,902
2,289		NICOR, Inc.	78,307
34,680		NiSource, Inc.	335,702
16,836		P G & E Corp.	651,048
16,274		PPL Corp.	498,961
9,400		Pepco Holdings, Inc.	167,414
4,418		Pinnacle West Capital Corp.	147,870
13,107		Progress Energy, Inc.	507,503
34,938		Public Service Enterprises Group, Inc.	1,102,993
1,707		Puget Energy, Inc.	50,186
7,900		Questar Corp.	268,442
4,900		SCANA Corp.	168,021
11,641		Sempra Energy	510,341
38,086		Southern Co.	1,273,977
27,188		TECO Energy, Inc.	326,528
6,600		Wisconsin Energy Corp.	294,228
20,624		Xcel Energy, Inc.	380,719
		TOTAL	17,360,325
		TOTAL COMMON STOCKS (IDENTIFIED COST $224,533,251)	373,784,913
		EXCHANGE-TRADED FUND–0.6%
29,940		SPDR Trust, Series 1 (IDENTIFIED COST $2,504,702)	2,475,739
		MUTUAL FUND--1.8%
6,886,873	[4,5]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	6,886,873
		TOTAL INVESTMENTS--99.8% (IDENTIFIED COST $233,924,826)[6]	383,147,525
		OTHER ASSETS AND LIABILITIES –NET –0.2%[7]	711,855
		TOTAL NET ASSETS--100%	$383,859,380

At January 31, 2009, the Fund had the following outstanding futures contracts:[1]
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
2S&P 500 Index Long Futures	43	$8,841,875	March 2009	$(307,653)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $8,841,875 at January 31, 2009, which represents 2.3% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.5%.

2	Non-income producing security.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated company.
5	7-Day net yield.
6
At January 31, 2009, the cost of investments for federal tax purposes was $233,924,826. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $149,222,699. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $183,485,645 and net unrealized depreciation from investments for those securities having an excess of cost over value of $34,262,946.

7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$383,147,525	$(307,653)
Level 2 – Other Significant Observable Inputs	---	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$383,147,525	$(307,653)

*Other financial instruments include futures contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

Federated Mid-Cap Index Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS--97.2%[1]
		Consumer Discretionary--13.9%
40,794	[2]	99 Cents Only Stores	$341,854
82,120		Advance Auto Parts, Inc.	2,687,788
58,000	[2]	Aeropostale, Inc.	1,224,380
178,919		American Eagle Outfitters, Inc.	1,612,060
40,206		American Greetings Corp., Class A	174,494
49,709	[2]	AnnTaylor Stores Corp.	244,568
64,195		ArvinMeritor, Inc.	112,341
32,023	[3]	Barnes & Noble, Inc.	525,818
70,814		Belo (A.H.) Corp., Series A	101,264
19,867		Blyth Industries, Inc.	67,746
26,696		Bob Evans Farms, Inc.	468,782
100,380		BorgWarner, Inc.	1,694,414
49,696	[2,3]	Boyd Gaming Corp.	239,038
88,417		Brinker International, Inc.	969,934
35,299		Brinks Home Security Holding	807,288
56,158		Callaway Golf Co.	427,362
191,242	[2,3]	CarMax, Inc.	1,581,571
63,820	[2]	Career Education Corp.	1,391,276
51,909	[2]	Cheesecake Factory, Inc.	450,570
153,960	[2]	Chicos Fas, Inc.	609,682
28,570	[2,3]	Chipotle Mexican Grill, Inc.	1,364,503
44,392	[2]	Coldwater Creek, Inc.	125,185
55,352	[2]	Collective Brands, Inc.	590,606
74,232	[2]	Corinthian Colleges, Inc.	1,386,654
53,459		DeVRY, Inc.	2,864,333
73,775	[2]	Dick's Sporting Goods, Inc.	812,263
78,628	[2]	Dollar Tree, Inc.	3,358,202
66,847	[2]	Dreamworks Animation SKG, Inc.	1,467,292
134,535		Foot Locker, Inc.	990,178
121,336		Gentex Corp.	1,018,009
52,298		Guess ?, Inc.	841,475
81,054	[2]	Hanesbrands, Inc.	728,675
34,968		Harte-Hanks	220,298
44,189	[2]	Hovnanian Enterprises, Inc., Class A	74,679
27,163	[2]	ITT Educational Services, Inc.	3,327,739
24,428		International Speedway Corp., Class A	568,684
45,100	[2,3]	J. Crew Group, Inc.	451,000
121,200	[2]	LKQ Corp.	1,399,860
65,909	[2,3]	Lamar Advertising Co.	593,840
30,315	[2,3]	Life Time Fitness, Inc.	448,965
31,918		M.D.C. Holdings, Inc.	977,968
42,548	[2]	Marvel Entertainment, Inc.	1,170,495
26,549		Matthews International Corp., Class A	1,033,818
24,834		Modine Manufacturing Co.	68,045
48,670	[2]	Mohawk Industries, Inc.	1,562,794
4,731	[2]	NVR, Inc.	2,015,832
36,126	[2,3]	NetFlix, Inc.	1,305,594
116,689	[2]	O'Reilly Automotive, Inc.	3,392,149
110,234		PetSmart, Inc.	2,069,092
44,627		Phillips Van Heusen Corp.	848,806
35,170	[2,3]	Priceline.com, Inc.	2,359,555
37,505		Regis Corp. Minnesota	421,931
57,882	[2]	Rent-A-Center, Inc.	859,548
112,179		Ross Stores, Inc.	3,300,306
37,050		Ryland Group, Inc.	577,980
123,370	[2,3]	Saks, Inc.	310,892
23,007		Scholastic Corp.	250,776
56,362	[2]	Scientific Games Holdings Corp.	708,470
221,871		Service Corp. International	1,009,513
58,448	[3]	Sothebys Holdings, Inc., Class A	507,913
12,331	[3]	Strayer Education, Inc.	2,668,798
30,831		Thor Industries, Inc.	326,192
39,734	[2]	Timberland Co., Class A	436,677
113,030	[2]	Toll Brothers, Inc.	1,923,771
53,811		Tupperware Brands Corp.	1,106,354
31,601	[2,3]	Under Armour, Inc., Class A	584,619
98,930	[2]	Urban Outfitters, Inc.	1,541,329
40,435	[2]	Warnaco Group, Inc.	915,448
362,700		Wendy's/Arby's Group, Inc.	1,828,008
37,170		Wiley (John) & Sons, Inc., Class A	1,316,933
75,229		Williams-Sonoma, Inc.	595,814
		TOTAL	76,360,090
		Consumer Staples--4.4%
73,945		Alberto-Culver Co.	1,808,695
50,999	[2]	BJ's Wholesale Club, Inc.	1,462,651
60,735		Church and Dwight, Inc.	3,232,924
64,570		Corn Products International, Inc.	1,494,796
50,595	[2]	Energizer Holdings, Inc.	2,409,840
68,400		Flowers Foods, Inc.	1,469,916
64,133	[2]	Hansen Natural Corp.	2,148,456
60,812		Hormel Foods Corp.	1,814,022
17,093		Lancaster Colony Corp.	622,356
47,535	[2]	NBTY, Inc.	896,985
49,720		PepsiAmericas, Inc.	801,984
48,900	[2]	Ralcorp Holdings, Inc.	2,895,858
33,938		Ruddick Corp.	816,209
103,024	[2,3]	Smithfield Foods, Inc.	1,222,895
22,294		Tootsie Roll Industries, Inc.	532,158
21,733		Universal Corp.	664,595
		TOTAL	24,294,340
		Energy--6.7%
123,864		Arch Coal, Inc.	1,881,494
32,099	[2]	Bill Barrett Corp.	709,709
72,265		Cimarex Energy Co.	1,795,063
39,900	[2]	Comstock Resources, Inc.	1,521,387
214,292	[2]	Denbury Resources, Inc.	2,622,934
45,725	[2]	Encore Acquisition Co.	1,242,805
56,138	[2]	Exterran Holdings, Inc.	1,244,018
108,468	[2]	FMC Technologies, Inc.	3,209,568
84,248	[2]	Forest Oil Corp.	1,263,720
90,123		Frontier Oil Corp.	1,286,956
79,792	[2]	Helix Energy Solutions Group, Inc.	410,929
91,226		Helmerich & Payne, Inc.	2,048,936
77,100	[2]	Mariner Energy, Inc.	763,290
114,665	[2]	Newfield Exploration Co.	2,200,421
47,200	[2]	Oceaneering International, Inc.	1,626,512
21,847		Overseas Shipholding Group, Inc.	779,938
55,142	[2]	Patriot Coal Corp.	282,878
134,080		Patterson-UTI Energy, Inc.	1,281,805
93,307	[2]	Plains Exploration & Production Co.	1,970,644
150,083	[2]	Pride International, Inc.	2,419,338
97,104	[2]	Quicksilver Resources, Inc.	672,931
107,600	[2]	Southern Union Co.	1,386,964
67,234	[2]	Superior Energy Services, Inc.	1,047,506
44,690		Tidewater, Inc.	1,859,551
41,000	[2]	Unit Corp.	1,022,540
		TOTAL	36,551,837
		Financials--17.7%
85,429	[3]	AMB Property Corp.	1,377,115
35,581	[2]	Affiliated Managers Group	1,430,000
27,920		Alexandria Real Estate Equities, Inc.	1,656,773
65,100		American Financial Group, Inc.	1,105,398
114,132	[2,3]	Americredit Corp.	537,562
123,472		Apollo Investment Corp.	808,742
110,767		Associated Banc Corp.	1,733,504
69,887		Astoria Financial Corp.	634,574
44,321		BRE Properties, Inc., Class A	1,125,310
62,700		Bancorpsouth, Inc.	1,185,030
41,407		Bank of Hawaii Corp.	1,485,269
120,244		Berkley, W. R. Corp.	3,184,061
100,658		Brown & Brown	1,925,588
46,184		Camden Property Trust	1,217,410
42,959		Cathay Bancorp, Inc.	545,579
35,124		City National Corp.	1,215,642
175,850	[3]	Colonial BancGroup, Inc.	138,921
57,202		Commerce Bancshares, Inc.	1,999,210
37,871		Cousins Properties, Inc.	363,940
51,476		Cullen Frost Bankers, Inc.	2,253,104
127,890		Duke Realty Corp.	1,177,867
100,661		Eaton Vance Corp.	1,926,651
28,824	[3]	Equity One, Inc.	410,742
23,200		Essex Property Trust, Inc.	1,532,360
53,243		Everest Re Group Ltd.	3,354,309
51,112		Federal Realty Investment Trust	2,587,801
183,646		Fidelity National Financial, Inc., Class A	2,684,904
80,584		First American Financial Corp.	1,759,955
102,851		First Niagara Financial Group, Inc.	1,343,234
70,269		FirstMerit Corp.	1,136,250
151,900		Fulton Financial Corp.	1,066,338
82,415		Gallagher (Arthur J.) & Co.	1,942,522
99,464		HCC Insurance Holdings, Inc.	2,328,452
44,293		Hanover Insurance Group, Inc.	1,790,323
55,143		Highwoods Properties, Inc.	1,244,026
33,980		Horace Mann Educators Corp.	317,713
81,554		Hospitality Properties Trust	1,094,455
44,000		International Bancshares Corp.	801,680
104,903	[3]	Jefferies Group, Inc.	1,210,581
29,892		Jones Lang LaSalle, Inc.	705,750
85,164		Liberty Property Trust	1,703,280
66,067	[3]	Macerich Co. (The)	973,828
57,138		Mack-Cali Realty Corp.	1,161,044
30,879		Mercury General Corp.	1,196,252
86,201		Nationwide Health Properties, Inc.	2,200,712
298,550		New York Community Bancorp, Inc.	3,955,787
200,095		Old Republic International Corp.	2,064,980
71,400		Omega Healthcare Investors	1,044,582
68,521		PMI Group, Inc.	95,244
21,263		PacWest Bancorp	359,557
34,279		Potlatch Corp.	863,488
60,671		Protective Life Corp.	502,356
83,678		Raymond James Financial, Inc.	1,548,880
68,404		Rayonier, Inc.	2,013,814
90,462		Realty Income Corp.	1,743,203
60,735		Regency Centers Corp.	2,143,945
62,900		Reinsurance Group of America	2,241,127
115,693		SEI Investments Co.	1,465,830
49,500		SL Green Realty Corp.	777,645
28,431	[2]	SVB Financial Group	590,512
42,455		StanCorp Financial Group, Inc.	1,096,188
243,661		Synovus Financial Corp.	964,898
99,931		TCF Financial Corp.	1,238,145
118,138		UDR, Inc.	1,385,759
42,705		Unitrin, Inc.	544,916
117,100	[3]	Valley National Bancorp	1,524,642
73,531		Waddell & Reed Financial, Inc., Class A	1,038,258
76,360		Washington Federal, Inc.	937,701
45,728		Webster Financial Corp. Waterbury	191,143
67,191	[3]	Weingarten Realty Investors	1,087,822
25,023		WestAmerica Bancorp.	1,069,233
59,026		Wilmington Trust Corp.	808,066
		TOTAL	96,871,482
		Health Care--12.2%
45,328	[2]	Advanced Medical Optics, Inc.	995,856
61,066	[2]	Affymetrix, Inc.	194,190
54,344		Beckman Coulter, Inc.	2,701,984
16,600	[2]	Bio Rad Laboratories, Inc., Class A	1,054,764
59,051	[2,3]	Cerner Corp.	1,991,200
58,702	[2]	Charles River Laboratories International, Inc.	1,432,916
80,910	[2]	Community Health Systems, Inc.	1,508,162
54,856	[2]	Covance, Inc.	2,117,442
48,294	[2,3]	Edwards Lifesciences Corp.	2,776,422
101,559	[2]	Endo Pharmaceuticals Holdings, Inc.	2,282,031
47,121	[2]	Gen-Probe, Inc.	2,121,387
211,907	[2]	Health Management Association, Class A	336,932
89,967	[2]	Health Net, Inc.	1,316,217
77,505	[2]	Henry Schein, Inc.	2,901,012
54,234		Hill-Rom Holdings, Inc.	763,615
222,270	[2,3]	Hologic, Inc.	2,620,563
51,647	[2,3]	IDEXX Laboratories, Inc.	1,694,022
61,100	[2]	Immucor, Inc.	1,693,081
26,043	[2]	Kindred Healthcare, Inc.	353,404
48,553	[2]	Kinetic Concepts, Inc.	1,170,127
46,311	[2]	LifePoint Hospitals, Inc.	1,043,850
64,494	[2]	Lincare Holdings, Inc.	1,551,081
41,500	[2]	Masimo Corp.	1,152,455
49,257		Medicis Pharmaceutical Corp., Class A	686,150
90,313		Omnicare, Inc.	2,525,151
67,382		Perrigo Co.	1,977,662
102,228		Pharmaceutical Product Development, Inc.	2,442,227
48,480	[2]	Psychiatric Solutions, Inc.	1,260,480
65,685	[2]	ResMed, Inc.	2,620,832
94,407	[2]	Sepracor, Inc.	1,434,986
51,029		Steris Corp.	1,357,371
32,942	[2]	Techne Corp.	1,975,532
34,494		Teleflex, Inc.	1,834,391
48,600	[2]	Thoratec Laboratories Corp.	1,407,942
20,100	[2]	United Therapeutics Corp.	1,365,795
43,930		Universal Health Services, Inc., Class B	1,662,750
73,414	[2,3]	VCA Antech, Inc.	1,381,651
70,660	[2,3]	Valeant Pharmaceuticals International	1,533,322
25,129	[2]	Varian, Inc.	699,591
130,522	[2,3]	Vertex Pharmaceuticals, Inc.	4,313,752
36,188	[2]	Wellcare Health Plans, Inc.	534,859
		TOTAL	66,787,157
		Industrials--13.9%
79,597	[2]	AGCO Corp.	1,693,824
92,558		AMETEK, Inc.	2,958,154
101,805	[2]	AirTran Holdings, Inc.	417,400
31,432	[2]	Alaska Air Group, Inc.	828,548
35,853		Alexander and Baldwin, Inc.	790,200
28,403	[2,3]	Alliant Techsystems, Inc.	2,295,246
86,353	[2]	BE Aerospace, Inc.	835,034
35,299		Brinks Co. (The)	932,953
64,900		Bucyrus International, Inc.	1,005,950
52,916		Carlisle Cos., Inc.	987,942
17,500	[2]	Clean Harbors, Inc.	936,425
39,734		Con-way, Inc.	875,340
54,930	[2]	Copart, Inc.	1,323,264
29,579		Corporate Executive Board Co.	597,496
109,073	[2]	Corrections Corp. of America	1,503,026
42,074		Crane Co.	732,929
44,420		Deluxe Corp.	512,163
66,770		Donaldson Co., Inc.	2,077,882
34,278	[2]	Dycom Industries, Inc.	233,433
44,100	[2]	FTI Consulting, Inc.	1,808,541
38,041		Federal Signal Corp.	256,777
42,203		GATX Corp.	1,017,092
51,653		Graco, Inc.	1,098,659
28,527		Granite Construction, Inc.	1,004,721
38,361	[3]	HNI Corp.	506,749
72,480		Harsco Corp.	1,719,226
48,697		Hubbell, Inc., Class B	1,509,607
71,043		Hunt (J.B.) Transportation Services, Inc.	1,582,128
71,663		IDEX Corp.	1,620,300
159,024	[2]	Jet Blue Airways Corp.	895,305
88,626		Joy Global, Inc.	1,846,080
140,082		KBR, Inc.	1,983,561
79,140	[2]	Kansas City Southern Industries, Inc.	1,437,182
21,566		Kelly Services, Inc., Class A	195,388
63,456		Kennametal, Inc.	1,017,834
38,971	[2]	Korn/Ferry International	366,327
45,400		Landstar System, Inc.	1,628,498
37,150		Lincoln Electric Holdings	1,529,465
80,260	[2]	MPS Group, Inc.	485,573
38,851		MSC Industrial Direct Co.	1,331,035
67,634		Manpower, Inc.	1,924,864
46,552		Miller Herman, Inc.	511,606
24,430		Mine Safety Appliances Co.	479,317
40,603	[2]	Navigant Consulting, Inc.	581,841
29,551		Nordson Corp.	892,736
64,601		OshKosh Truck Corp.	466,419
85,497		Pentair, Inc.	1,955,316
171,121	[2]	Quanta Services, Inc.	3,658,567
35,088		Rollins, Inc.	547,373
77,829		Roper Industries, Inc.	3,201,885
47,178		SPX Corp.	1,986,666
72,445	[2]	Shaw Group, Inc.	2,013,971
82,300	[2]	Terex Corp.	974,432
48,475	[2]	Thomas & Betts Corp.	1,036,880
73,702		Timken Co.	1,097,423
68,961		Trinity Industries, Inc.	793,741
72,459	[2]	URS Corp.	2,467,229
52,066	[2]	United Rentals, Inc.	290,528
42,018		Wabtec Corp.	1,257,599
69,100	[2]	Waste Connections, Inc.	2,005,282
36,993		Werner Enterprises, Inc.	554,895
47,300		Woodward Governor Co.	972,961
51,583	[2,3]	YRC Worldwide, Inc.	148,559
		TOTAL	76,197,347
		Information Technology—12.6%
352,500	[2]	3Com Corp.	821,325
30,262	[2]	ACI Worldwide, Inc.	514,151
83,791	[2,3]	ADC Telecommunications, Inc.	424,820
59,085		Acxiom Corp.	561,898
47,498		Adtran, Inc.	719,595
14,504	[2,3]	Advent Software, Inc.	316,622
55,934	[2,4]	Alliance Data Systems Corp.	2,326,295
77,825	[2]	Ansys, Inc.	1,934,730
103,479	[2]	Arrow Electronics, Inc.	1,973,345
379,944	[2]	Atmel Corp.	1,269,013
130,616	[2]	Avnet, Inc.	2,588,809
38,899	[2]	Avocent Corp.	558,201
122,664		Broadridge Financial Solutions	1,654,737
225,920	[2]	Cadence Design Systems, Inc.	853,978
61,063	[2]	CommScope, Inc.	880,528
76,653	[2,3]	Cree, Inc.	1,527,694
35,248	[2]	DST Systems, Inc.	1,119,829
57,343		Diebold, Inc.	1,420,960
32,155	[2]	Digital River, Inc.	796,479
69,069	[2,3]	F5 Networks, Inc.	1,531,260
36,600	[3]	FactSet Research Systems	1,456,680
42,084		Fair Isaac & Co., Inc.	534,467
107,865	[2]	Fairchild Semiconductor International, Inc., Class A	490,786
51,408	[2]	Gartner Group, Inc., Class A	727,937
69,506		Global Payments, Inc.	2,412,553
73,298		Henry Jack & Associates, Inc.	1,304,704
24,312		Imation Corp.	236,799
142,967	[2]	Ingram Micro, Inc., Class A	1,754,205
146,775	[2]	Integrated Device Technology, Inc.	842,489
63,240	[2]	International Rectifier Corp.	861,329
106,684		Intersil Holding Corp.	993,228
108,332	[2]	Lam Research Corp.	2,189,390
72,704		Lender Processing Services	1,884,488
72,397	[2]	Macrovision Solutions Corp.	949,125
18,100	[2]	ManTech International Corp., Class A	970,703
80,306	[2]	Mentor Graphics Corp.	374,226
76,613	[2]	Metavante Technologies, Inc.	1,111,655
29,100	[2]	Mettler-Toledo International, Inc.	1,937,478
136,885	[2]	NCR Corp.	1,717,907
49,449		National Instruments Corp.	1,061,670
68,378	[2]	NeuStar, Inc., Class A	931,308
95,370	[2,3]	Palm, Inc.	731,488
100,869	[2]	Parametric Technology Corp.	907,821
40,617		Plantronics, Inc.	412,263
72,230	[2]	Polycom, Inc.	1,014,831
228,642	[2]	RF Micro Devices, Inc.	246,933
175,800	[2]	SAIC, Inc.	3,470,292
36,512	[2]	SRA International, Inc.	596,241
52,551	[2]	Semtech Corp.	617,474
40,120	[2]	Silicon Laboratories, Inc.	923,964
70,262	[2]	Sybase, Inc.	1,918,855
124,965	[2]	Synopsys, Inc.	2,311,852
43,394	[2]	Tech Data Corp.	785,865
103,735	[2]	Trimble Navigation Ltd.	1,537,353
75,403	[2]	ValueClick, Inc.	471,269
161,952	[2]	Vishay Intertechnology, Inc.	479,378
192,159	[2]	Western Digital Corp.	2,820,894
58,959	[2]	Wind River Systems, Inc.	469,903
54,973	[2]	Zebra Technologies Corp., Class A	925,196
		TOTAL	69,179,268
		Materials--6.7%
70,184		Airgas, Inc.	2,478,197
79,070		Albemarle Corp.	1,759,308
58,545		Aptargroup, Inc.	1,804,357
57,400		Ashland, Inc.	460,348
56,748		Cabot Corp.	758,153
38,288		Carpenter Technology Corp.	631,752
194,264		Chemtura Corp.	145,698
98,426		Cliffs Natural Resources, Inc.	2,280,530
98,727		Commercial Metals Corp.	1,135,361
40,899		Cytec Industries, Inc.	835,976
64,160		FMC Corp.	2,862,819
38,055		Ferro Corp.	150,698
29,600		Greif, Inc., Class A	895,696
79,115	[2]	Louisiana-Pacific Corp.	164,559
58,328		Lubrizol Corp.	1,990,151
35,895		Martin Marietta Materials	2,890,265
16,280		Minerals Technologies, Inc.	615,547
66,652		Olin Corp.	936,461
88,792		Packaging Corp. of America	1,260,846
111,623		RPM International, Inc.	1,374,079
55,303		Reliance Steel & Aluminum Co.	1,223,855
37,971		Scotts Co.	1,223,426
41,982		Sensient Technologies Corp.	902,613
86,470		Sonoco Products Co.	1,982,757
140,270		Steel Dynamics, Inc.	1,489,667
92,508		Temple-Inland, Inc.	524,520
88,593	[2]	Terra Industries, Inc.	1,814,385
86,535		Valspar Corp.	1,501,382
52,015		Worthington Industries, Inc.	523,271
		TOTAL	36,616,677
		Telecommunication Services--0.5%
192,123	[2]	Cincinnati Bell, Inc.	267,051
62,111		Telephone and Data System, Inc.	1,895,007
30,205		Telephone and Data System, Inc. – Special Common Shares	818,556
		TOTAL	2,980,614
		Utilities--8.6%
66,594		AGL Resources, Inc.	2,053,093
95,758		Alliant Energy Corp.	2,760,703
117,225	[3]	Aqua America, Inc.	2,431,247
33,334		Black Hills Corp.	883,351
100,607		DPL, Inc.	2,168,081
62,242		Energen Corp.	1,818,089
103,150	[3]	Great Plains Energy, Inc.	1,967,071
78,161		Hawaiian Electric Industries, Inc.	1,694,530
39,490		Idacorp, Inc.	1,149,554
159,280		MDU Resources Group, Inc.	3,168,079
92,630		NSTAR	3,132,747
203,195		NV Energy, Inc.	2,180,282
68,676		National Fuel Gas Co.	2,057,533
135,055		Northeast Utilities Co.	3,214,309
80,490		OGE Energy Corp.	1,986,493
90,641		ONEOK, Inc.	2,648,530
75,178		PNM Resources, Inc.	754,787
112,487		Puget Energy, Inc.	3,307,118
93,600		UGI Corp.	2,374,632
70,206		Vectren Corp.	1,810,613
43,306		WGL Holdings, Inc.	1,390,123
93,930		Westar Energy, Inc.	1,886,114
		TOTAL	46,837,079
		TOTAL COMMON STOCKS (IDENTIFIED COST $770,613,150)	532,675,891
		MUTUAL FUND—9.8%
53,845,254	[5,6,7]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	53,845,254
		TOTAL INVESTMENTS—107.0% (IDENTIFIED COST $824,458,404)[8]	586,521,145
		OTHER ASSETS AND LIABILITIES – NET– (7.0)%[9]	(38,585,638)
		TOTAL NET ASSETS—100%	$547,935,507
At January 31, 2009, the Fund had the following outstanding futures contracts:[1]
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
2S&P MidCap 400 Index Long Futures	301	$14,968,730	March 2009	$56,839

Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $14,968,730 at January 31, 2009, which represents 2.7% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 101.0%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$40,733,981	$44,478,605
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	Affiliated company.
6	7-Day net yield.
7	All or a portion of this security is held as collateral for securities lending.
8
At January 31, 2009, the cost of investments for federal tax purposes was $824,940,183.  The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $238,419,038.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $38,277,867 and net unrealized depreciation from investments for those securities having an excess of cost over value of $276,696,905.

9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 586,521,145	$ 56,839
Level 2 – Other Significant Observable Inputs	---	----
Level 3 – Significant Unobservable Inputs	---	----
Total	$ 586,521,145	$ 56,839

* Other financial instruments include futures contracts.

Federated Mini-Cap Index Fund

Portfolio of Investments

January 31, 2009 (unaudited)

Shares			Value
		COMMON STOCKS --92.9%[1]
		Consumer Discretionary--10.2%
1,679	[2]	1-800-FLOWERS.COM, Inc.	$4,214
3,000	[2]	99 Cents Only Stores	25,140
1,500	[2]	AFC Enterprises, Inc.	7,200
940		AH Belo Corp., Class A	1,880
2,786		Aaron Rents, Inc.	60,902
4,150	[2]	Aeropostale, Inc.	87,606
1,300		Ambassadors Group, Inc.	10,751
500	[2]	America's Car-Mart, Inc.	4,545
2,300	[2]	American Apparel, Inc.	4,669
2,700		American Axle & Manufacturing Holdings, Inc.	2,943
3,000		American Greetings Corp., Class A	13,020
700	[2]	American Public Education, Inc.	27,412
1,300	[2]	Amerigon, Inc.	4,459
1,500		Ameristar Casinos, Inc.	13,455
1,700		Arbitron, Inc.	25,534
4,700		ArvinMeritor, Inc.	8,225
2,100		Asbury Automotive Group, Inc.	7,518
998	[2]	Audiovox Corp., Class A	4,501
1,000	[2]	BJ's Restaurants, Inc.	11,100
3,400	[2]	Bally Technologies, Inc.	68,646
2,300	[2]	Beazer Homes USA, Inc.	2,369
5,900		Belo (A.H.) Corp., Series A	8,437
500	[2]	Bidz.com, Inc.	1,570
1,400		Big 5 Sporting Goods Corp.	7,364
11,200	[2,3]	Blockbuster, Inc.	14,336
800	[2]	Blue Nile, Inc.	16,176
800	[2]	Bluegreen Corp.	1,400
1,500		Blyth Industries, Inc.	5,115
1,863		Bob Evans Farms, Inc.	32,714
3,800	[2]	Borders Group, Inc.	1,672
688		Brookfield Homes Corp.	1,713
2,637		Brown Shoe Co., Inc.	12,368
5,100		Brunswick Corp.	14,178
1,404		Buckle, Inc.	29,695
1,100	[2]	Buffalo Wild Wings, Inc.	24,706
900	[2]	Build-A-Bear Workshop, Inc.	3,780
1,250	[2]	CEC Entertainment, Inc.	29,175
3,200		CKE Restaurants, Inc.	26,560
3,200	[2]	CKX, Inc.	10,464
481		CSS Industries, Inc.	7,297
2,300	[2]	Cabela's, Inc., Class A	12,903
700	[2]	Cache, Inc.	1,309
1,200	[2]	California Pizza Kitchen, Inc.	12,432
4,200		Callaway Golf Co.	31,962
900	[2]	Capella Education Co.	49,797
3,500	[2]	Carter's, Inc.	59,465
2,300	[2]	Casual Male Retail Group, Inc.	874
1,737		Cato Corp., Class A	22,981
400	[2]	Cavco Industries, Inc.	9,792
4,898	[2]	Champion Enterprises, Inc.	2,253
1,200	[2]	Charlotte Russe Holdings, Inc.	6,180
7,171	[2]	Charming Shoppes, Inc.	7,745
25,800	[2,3]	Charter Communications, Inc., Class A	2,322
3,600	[2]	Cheesecake Factory, Inc.	31,248
500		Cherokee, Inc.	7,640
11,200	[2]	Chicos Fas, Inc.	44,352
1,421	[2]	Children's Place Retail Stores, Inc.	26,729
2,225		Christopher & Banks Corp.	8,633
585		Churchill Downs, Inc.	20,188
1,700		Cinemark Holdings, Inc.	13,447
11,360	[2]	Citadel Broadcasting Corp.	2,045
900	[2]	Citi Trends, Inc.	8,577
1,725	[2]	Coinstar, Inc.	39,640
3,800	[2]	Coldwater Creek, Inc.	10,716
3,900	[2]	Collective Brands, Inc.	41,613
700		Columbia Sportswear Co.	20,104
600	[2]	Conn's, Inc.	7,296
3,700		Cooper Tire & Rubber Co.	17,279
500	[2]	Core-Mark Holding Co., Inc.	9,170
5,400	[2]	Corinthian Colleges, Inc.	100,872
1,300	[2]	Cox Radio, Inc., Class A	6,565
1,300		Cracker Barrel Old Country Store Inc.	22,841
4,600	[2]	Crocs, Inc.	5,520
1,171	[2]	Crown Media Holdings, Inc., Class A	1,932
2,118	[2]	Cumulus Media, Inc., Class A	3,643
900	[2,3]	DSW, Inc., Class A	8,982
6,100	[2]	Dana Holding Corp.	4,453
800	[2]	Deckers Outdoor Corp.	41,792
6,000	[2]	Denny's Corp.	10,320
3,700		Dillards, Inc., Class A	16,095
995		DineEquity Inc.	8,796
1,500	[2]	Dolan Media Co.	7,800
2,450	[2]	Domino's Pizza, Inc.	16,390
600	[2]	Dorman Products, Inc.	5,994
848		Dover Downs Gaming & Entertainment, Inc.	2,705
800		Dover Motorsports, Inc.	1,240
2,868	[2]	Dress Barn, Inc.	24,722
1,300	[2]	Drew Industries, Inc.	11,206
5,000	[2]	Drugstore.com, Inc.	4,950
400	[2]	Einstein Noah Restaurant Group Inc.	2,768
1,800		Entercom Communication Corp.	2,106
3,800	[2]	Entravision Communications Corp.	3,192
1,400		Ethan Allen Interiors, Inc.	15,946
4,700	[2]	Exide Corp.	17,061
100	[2]	F.A.O., Inc.	0
700	[2]	FGX International Holdings Ltd.	8,680
2,860		Finish Line, Inc., Class A	13,585
400	[2]	Fisher Communications, Inc.	6,100
2,800	[2]	Fossil, Inc.	32,312
2,503		Freds, Inc.	25,681
800	[2]	Fuel Systems Solutions, Inc.	20,912
700	[2]	Fuqi International, Inc.	3,325
2,800		Furniture Brands International, Inc.	5,740
700	[2]	G-III Apparel Group Ltd.	3,850
1,100	[2]	Gaiam, Inc.	3,927
2,678	[2]	Gaylord Entertainment Co.	28,387
1,254	[2]	Genesco, Inc.	19,312
908	[2]	Global Sources Ltd.	3,886
900	[2]	Global Traffic Network, Inc.	4,239
500	[2]	Grand Canyon Education, Inc.	8,665
2,600		Gray Television, Inc.	858
1,700	[2]	Great Wolf Resorts, Inc.	3,281
1,345		Group 1 Automotive, Inc.	13,410
1,700	[2]	Gymboree Corp.	41,650
2,300		Harte-Hanks	14,490
948		Haverty Furniture Cos., Inc.	7,603
6,400	[2]	Hayes Lemmerz International, Inc.	576
1,900	[2]	Helen of Troy Ltd.	19,893
1,637	[2]	Hibbett Sports, Inc.	22,280
600		Hooker Furniture Corp.	4,848
2,566	[2]	Hot Topic, Inc.	21,914
2,900	[2]	Hovnanian Enterprises, Inc., Class A	4,901
3,700	[2]	Iconix Brand Group, Inc.	30,599
2,300		Interactive Data Corp.	52,463
1,023	[2]	Isle of Capri Casinos, Inc.	2,895
2,550	[2]	J. Crew Group, Inc.	25,500
1,743	[2]	JAKKS Pacific, Inc.	31,967
3,794	[2]	Jack in the Box, Inc.	85,706
1,700		Jackson Hewitt Tax Service, Inc.	22,508
1,540	[2]	Jo-Ann Stores, Inc.	19,666
1,077	[2]	Jos A. Bank Clothiers, Inc.	29,574
2,500		Journal Communications, Inc., Class A	4,475
1,500		K-Swiss, Inc., Class A	16,080
300	[2]	K12, Inc.	4,791
569		Kenneth Cole Productions, Inc., Class A	3,636
1,700	[2]	Knology, Inc.	7,990
4,100	[2]	Krispy Kreme Doughnuts, Inc.	5,699
3,100		La-Z Boy Chair Co.	3,007
763		Landry's Seafood Restaurants, Inc.	4,929
2,100	[2]	Leapfrog Enterprises, Inc.	4,221
3,210	[2]	Lear Corp.	2,921
600	[2]	Learning Tree International, Inc.	5,268
2,800		Lee Enterprises, Inc.	868
800		Libbey, Inc.	992
2,150	[2,3]	Life Time Fitness, Inc.	31,841
1,700	[2]	Lin TV Corp., Class A	1,190
100	[2]	Lincoln Educational Services	1,462
4,800	[2]	Live Nation, Inc.	25,104
1,000	[2]	Lodgian, Inc.	1,850
1,600	[2]	Luby's, Inc.	7,264
1,200	[2]	Lululemon Athletica Inc.	8,160
700	[2]	Lumber Liquidators, Inc.	6,209
900	[2]	M/I Schottenstein Homes, Inc.	7,956
1,400	[2]	Maidenform Brands, Inc.	12,530
1,317		Marcus Corp.	13,605
600		Marine Products Corp.	2,244
1,000	[2]	MarineMax, Inc.	1,760
1,296	[2]	Martha Stewart Living Omnimedia	3,033
3,100	[2]	Marvel Entertainment, Inc.	85,281
1,992		Matthews International Corp., Class A	77,568
3,800		McClatchy Co., Class A	2,508
1,300		Media General, Inc., Class A	2,535
2,800	[2]	Mediacom Communications Corp.	15,120
3,300		Mens Wearhouse, Inc.	38,445
1,900	[2]	Meritage Corp.	20,938
989	[2]	Midas, Inc.	8,654
1,921		Modine Manufacturing Co.	5,264
700	[2]	Monarch Casino & Resort, Inc.	7,168
1,050		Monro Muffler Brake, Inc.	25,483
1,800	[2]	Morgans Hotel Group Co.	6,570
1,000		Movado Group, Inc.	7,680
2,540		National CineMedia, Inc.	25,603
236		National Presto Industries, Inc.	15,845
2,600	[2]	NetFlix, Inc.	93,964
1,200	[2]	New York & Co.	2,376
2,000		Nutri/System, Inc.	25,780
1,321		O'Charleys, Inc.	3,302
2,000	[2]	Orbitz Worldwide, Inc.	6,000
1,000	[2]	Outdoor Channel Holdings, Inc.	6,090
1,000	[2]	Overstock.com, Inc.	10,980
900		Oxford Industries, Inc.	5,994
1,410	[2]	P. F. Chang's China Bistro, Inc.	24,999
3,400	[2]	Pacific Sunwear of California	4,250
543	[2]	Palm Harbor Homes, Inc.	1,922
1,406	[2]	Papa Johns International, Inc.	26,728
900	[2]	Peet's Coffee & Tea, Inc.	18,288
2,656		Pep Boys-Manny Moe & Jack	7,676
750	[2]	Perry Ellis International, Inc.	2,880
1,600	[2]	PetMed Express, Inc.	23,104
5,600	[2]	Pier 1 Imports, Inc.	1,960
3,831	[2]	Pinnacle Entertainment, Inc.	25,974
1,340	[2]	Playboy Enterprises, Inc., Class B	2,318
2,100		Polaris Industries, Inc., Class A	44,667
3,100		Pool Corp.	49,135
531		Pre-Paid Legal Services, Inc.	17,852
1,816		Primedia, Inc.	3,232
1,000	[2]	Princeton Review (The), Inc.	4,910
5,000	[2]	Quantum Fuel Systems Technologies Worldwide, Inc.	4,300
8,100	[2]	Quiksilver, Inc.	17,010
1,100	[2]	RC2 Corp.	6,391
2,300	[2]	RCN Corp.	8,464
700	[2]	RHI Entertainment, Inc.	2,961
2,800	[2,3]	Raser Technologies, Inc.	10,948
900	[2]	Red Robin Gourmet Burgers	10,962
2,700		Regis Corp. Minnesota	30,375
4,200	[2]	Rent-A-Center, Inc.	62,370
1,500	[2]	Retail Ventures, Inc.	3,585
700	[2]	Rex Stores Corp.	4,060
400	[2]	Rick's Cabaret International, Inc.	1,592
600	[2]	Riviera Holdings Corp.	1,656
3,300		Ruby Tuesday, Inc.	4,092
870	[2]	Russ Berrie & Co., Inc.	1,488
1,300	[2]	Ruth's Chris Steak House, Inc.	1,469
2,600		Ryland Group, Inc.	40,560
5,600	[2,3]	Sally Beauty Holdings, Inc.	26,488
1,500		Scholastic Corp.	16,350
2,700	[2]	Sealy Corp.	4,995
500	[2]	Shoe Carnival, Inc.	3,925
2,950	[2]	Shuffle Master, Inc.	10,000
1,300	[2]	Shutterfly, Inc.	8,593
3,031		Sinclair Broadcast Group, Inc.	5,607
4,600	[2]	Six Flags, Inc.	1,380
2,136	[2]	Skechers USA, Inc., Class A	21,275
325		Skyline Corp.	6,526
2,000	[2]	Smith & Wesson Holding Corp.	4,720
1,600		Sonic Automotive, Inc.	3,248
3,790	[2]	Sonic Corp.	36,915
4,341		Sothebys Holdings, Inc., Class A	37,723
1,750		Spartan Motors, Inc.	7,595
836		Speedway Motorsports, Inc.	12,072
2,325		Stage Stores, Inc.	16,624
708	[2]	Stamps.com, Inc.	5,791
7,100	[2]	Standard Pacific Corp.	10,011
1,561	[2]	Stein Mart, Inc.	1,826
1,000	[2]	Steiner Leisure Ltd.	24,930
500	[2]	Steinway Musical Instruments	5,780
1,205	[2]	Steven Madden Ltd.	20,943
5,460		Stewart Enterprises, Inc., Class A	18,673
800	[2]	Stoneridge, Inc.	1,568
1,391		Superior Industries International, Inc.	14,286
400	[2]	Syms Corp.	2,312
600	[2]	Systemax, Inc.	6,078
1,400		Talbots, Inc.	2,842
4,500		Tempur-Pedic International, Inc.	31,500
2,900	[2]	Tenneco Automotive, Inc.	5,336
3,200	[2]	Texas Roadhouse, Inc.	24,416
1,863		The Nautilus Group, Inc.	2,590
1,669	[2]	The Steak 'n Shake Co.	9,547
3,000	[2]	Timberland Co., Class A	32,970
900	[2]	Town Sports International Holdings, Inc.	1,782
2,000	[2]	Tractor Supply Co.	67,420
1,100	[2]	True Religion Apparel, Inc.	12,551
1,908	[2]	Tuesday Morning Corp.	2,251
3,896		Tupperware Brands Corp.	80,102
1,326	[2]	Tween Brands, Inc.	3,567
1,200	[2]	Ulta Salon Cosmetics & Fragrance, Inc.	6,996
2,100	[2,3]	Under Armour, Inc., Class A	38,850
3,200	[2]	Unifi, Inc.	5,888
900		Unifirst Corp.	23,616
908	[2]	Universal Electronics, Inc.	10,242
1,300	[2]	Universal Technical Institute, Inc.	22,789
1,943	[2]	Vail Resorts, Inc.	45,311
2,800	[2]	Valassis Communications, Inc.	3,584
74		Value Line, Inc.	2,665
8,300	[2]	Visteon Corp.	1,162
1,200	[2]	Volcom, Inc.	9,948
2,734	[2]	WMS Industries, Inc.	60,749
2,800	[2]	Warnaco Group, Inc.	63,392
25,043		Wendy's / Arby's Group, Inc.	126,217
6,100	[2]	Wet Seal, Inc., Class A	15,921
400		Weyco Group, Inc.	11,512
1,724		Winnebago Industries, Inc.	9,534
3,190		Wolverine World Wide, Inc.	57,867
1,100	[2]	Wonder Auto Technology, Inc.	2,321
1,297		World Wrestling Entertainment, Inc.	12,633
2,100	[2]	Zale Corp.	2,604
1,300	[2]	Zumiez, Inc.	9,295
2,400		bebe stores, Inc.	13,560
600	[2]	hhgregg, Inc.	4,860
1,200	[2]	iRobot Corp.	9,120
		TOTAL	4,510,730
		Consumer Staples--3.8%
1,300	[2]	AgFeed Industries, Inc.	1,885
200		Alico, Inc.	5,600
6,000	[2]	Alliance One International, Inc.	14,400
300	[2]	American Dairy, Inc.	3,780
3,800	[2]	American Oriental Bioengineering, Inc.	19,000
100		Arden Group, Inc., Class A	11,493
100	[2]	Aurora Foods, Inc.	0
1,400		B&G Foods, Inc., Class A	6,496
800		Cal-Maine Foods, Inc.	21,664
800		Calavo Growers Inc.	9,760
3,054		Casey's General Stores, Inc.	64,897
4,080	[2]	Central Garden & Pet Co., Class A	24,480
1,000	[2,3]	Chattem, Inc.	67,600
400	[2]	China Sky One Medical Inc.	5,612
2,800	[2]	Chiquita Brands International	39,144
242		Coca-Cola Bottling Co.	10,878
5,200	[2]	Darling International, Inc.	23,868
900		Diamond Foods, Inc.	23,112
1,500	[2]	Elizabeth Arden, Inc.	8,745
410		Farmer Brothers Co.	8,348
4,711		Flowers Foods, Inc.	101,239
2,700	[2]	Fresh Del Monte Produce, Inc.	65,070
2,235	[2]	Great Atlantic & Pacific Tea Co., Inc.	15,913
1,100	[2,3]	Green Mountain Coffee, Inc.	42,086
200		Griffin Land & Nurseries	6,870
500	[2]	HQ Sustainable Maritime	3,575
2,566	[2]	Hain Celestial Group, Inc.	39,055
700		Imperial Sugar Co.	7,952
790		Ingles Markets, Inc., Class A	11,265
750		Inter Parfums, Inc.	4,530
800		J&J Snack Foods Corp.	27,928
1,300		Lancaster Colony Corp.	47,333
1,795		Lance, Inc.	33,800
200	[2]	Lifeway Foods, Inc.	1,480
1,000		Mannatech, Inc.	2,690
800		Nash Finch Co.	34,424
720	[2]	National Beverage Corp.	6,271
3,107		Nu Skin Enterprises, Inc., Class A	29,485
1,200	[2]	Omega Protein Corp.	4,584
2,000	[2]	Prestige Brands Holdings, Inc.	12,700
800		Pricesmart, Inc.	13,040
3,467	[2]	Ralcorp Holdings, Inc.	205,316
1,100		Reddy Ice Group, Inc.	1,782
2,664		Ruddick Corp.	64,069
1,200		Sanderson Farms, Inc.	43,416
800	[2]	Schiff Nutrition International, Inc	3,848
4,000	[2]	Smart Balance, Inc.	29,080
1,300		Spartan Stores, Inc.	24,154
4,600	[2]	Star Scientific, Inc.	15,180
600	[2]	Susser Holdings Corp.	7,842
600	[2]	Synutra International, Inc.	5,442
1,200		The Anderson's, Inc.	19,668
500	[2]	The Boston Beer Co., Inc., Class A	12,620
1,300	[2]	The Pantry, Inc.	21,619
1,595		Tootsie Roll Industries, Inc.	38,073
1,900	[2]	TreeHouse Foods, Inc.	50,141
500	[2]	USANA, Inc.	11,605
2,572	[2]	United Natural Foods, Inc.	39,969
1,488		Universal Corp.	45,503
2,088		Vector Group Ltd.	30,401
400		Village Super Market, Inc., Class A	11,016
1,049		WD 40 Co.	26,298
700		Weis Markets, Inc.	21,777
3,400	[2]	Winn-Dixie Stores, Inc.	46,716
1,300	[2]	Zhongpin, Inc.	13,481
		TOTAL	1,671,068
		Energy--4.3%
300		APCO Argentina, Inc.	7,350
1,700	[2]	ATP Oil & Gas Corp.	7,599
2,900	[2]	Abraxas Petroleum Corp.	3,161
1,700	[2]	Allis-Chalmers Corp.	6,120
700		Alon USA Energy, Inc.	8,260
2,600	[2]	American Oil & Gas, Inc.	2,132
500	[2]	Approach Resources, Inc.	3,450
2,400	[2]	Arena Resources, Inc.	58,464
2,227		Atlas America, Inc.	28,283
1,840	[2]	Aventine Renewable Energy Holdings, Inc.	846
2,600	[2]	BMB Munai Inc.	3,016
3,800	[2]	BPZ Energy, Inc.	21,888
2,600	[2]	Basic Energy Services, Inc.	24,960
2,694		Berry Petroleum Co., Class A	19,828
2,300	[2]	Bill Barrett Corp.	50,853
600	[2]	Bolt Technology Corp.	4,650
3,000	[2]	Brigham Exploration Co.	7,500
1,409	[2]	Bristow Group, Inc.	34,084
1,647	[2]	Bronco Drilling Co., Inc.	8,696
1,400	[2]	CVR Energy, Inc.	7,154
2,750	[2]	Cal Dive International, Inc.	17,435
1,300	[2]	Callon Petroleum Corp.	2,743
2,500	[2]	Cano Petroleum Inc.	1,550
1,202		Carbo Ceramics, Inc.	43,212
1,700	[2]	Carrizo Oil & Gas, Inc.	23,562
3,300	[2]	Cheniere Energy, Inc.	11,616
300	[2]	Clayton Williams Energy, Inc.	11,940
1,300	[2]	Clean Energy Fuels Corp.	8,996
3,000	[2]	Complete Production Services, Inc.	19,230
2,846	[2]	Comstock Resources, Inc.	108,518
3,400	[2]	Concho Resources, Inc.	85,748
800	[2]	Contango Oil & Gas Co.	35,680
2,500		Crosstex Energy, Inc.	8,300
2,600		DHT Maritime Inc.	16,146
500	[2]	Dawson Geophysical Co.	7,965
700		Delek US Holdings, Inc.	4,865
3,900	[2,3]	Delta Petroleum Corp.	16,926
600	[2]	Double Eagle Petroleum Co.	3,516
1,962	[2]	Dril-Quip, Inc.	48,069
1,800	[2]	ENGlobal Corp.	5,580
9,400	[2]	EXCO Resources, Inc.	95,316
2,050	[2]	Energy Partners Ltd.	2,378
7,200	[2]	Energy XXI (Bermuda)Ltd.	5,040
5,300	[2]	Evergreen Energy, Inc.	3,180
2,500	[2]	FX Energy, Inc.	7,200
1,100	[2]	GMX Resources, Inc.	24,937
6,200	[2]	Gasco Energy, Inc.	2,604
2,978		General Maritime Corp.	31,626
2,400	[2]	GeoGlobal Resources, Inc.	2,736
400	[2]	GeoResources, Inc.	2,872
400	[2]	Geokinetics, Inc.	1,316
800	[2]	Geomet, Inc.	1,000
2,200		Golar LNG Ltd.	13,552
1,400	[2]	Goodrich Petroleum Corp.	40,460
13,300	[2]	Gran Tierra Energy, Inc.	37,639
200	[2]	Greenhunter Energy, Inc.	756
739		Gulf Island Fabrication, Inc.	9,304
1,300	[2]	Gulfmark Offshore, Inc.	31,122
1,700	[2]	Gulfport Energy Corp.	6,511
2,200	[2]	Harvest Natural Resources, Inc.	8,800
1,340	[2]	Hornbeck Offshore Services, Inc.	23,772
1,100		Houston American Energy Corp.	2,585
5,264	[2]	Input/Output, Inc.	7,896
8,100	[2]	International Coal Group, Inc.	19,602
1,600	[2]	James River Coal Co.	21,696
1,000		Knightbridge Tankers Ltd.	15,100
900		Lufkin Industries, Inc.	31,455
1,600	[2]	Matrix Services Co.	8,464
3,700	[2]	McMoRan Exploration Co.	24,753
5,286	[2]	Meridian Resource Corp.	1,639
700	[2]	Mitcham Industries, Inc.	2,534
1,300	[2]	NATCO Group, Inc., Class A	22,269
1,306		NGP Capital Resources Co.	11,023
1,700	[2]	National Coal Corp.	2,142
800	[2]	Natural Gas Services Group, Inc.	6,840
5,683	[2]	Newpark Resources, Inc.	23,925
2,200	[3]	Nordic American Tanker Shipping Ltd.	63,052
1,300	[2]	Northern Oil and Gas, Inc.	4,108
200	[2]	OYO Geospace Corp.	2,990
10,300	[2]	Oilsands Quest, Inc.	9,991
900	[2]	PHI, Inc.	10,818
2,100	[2]	Pacific Ethanol, Inc.	1,155
400		Panhandle Oil and Gas, Inc.	8,100
2,600	[2]	Parallel Petroleum Corp.	6,292
7,137	[2]	Parker Drilling Co.	15,130
2,644		Penn Virginia Corp.	54,466
2,800	[2]	PetroQuest Energy, Inc.	17,724
900	[2]	Petroleum Development Corp.	15,525
3,100	[2]	Pioneer Drilling Co.	15,407
1,500	[2]	Quest Resource Corp.	585
2,600	[2]	RAM Energy Resources, Inc.	2,340
1,966		RPC, Inc.	14,627
9,900	[2]	Rentech, Inc.	6,831
1,100	[2]	Rex Energy Corp.	2,629
3,200	[2]	Rosetta Resources, Inc.	19,424
2,600		Ship Finance International Ltd.	29,536
2,029	[2]	Stone Energy Corp.	17,409
2,900	[2]	SulphCo, Inc.	1,653
1,100	[2]	Superior Well Services, Inc.	10,109
1,823	[2]	Swift Energy Co.	27,928
800	[2]	T-3 Energy Services, Inc.	10,200
2,000	[2]	TXCO Resources, Inc.	3,220
800		Teekay Tankers Ltd., Class A	9,384
900	[2]	Toreador Resources Corp.	2,142
1,600	[2]	Tri-Valley Corp.	2,160
600	[2]	Trico Marine Services, Inc.	3,732
7,183	[2,3]	USEC, Inc.	36,561
800	[2]	Union Drilling, Inc.	3,664
3,100	[2]	Uranium Resources, Inc.	2,151
3,700	[2]	VAALCO Energy, Inc.	27,787
1,200	[2]	Venoco, Inc.	3,564
3,700	[2]	Warren Resources, Inc.	6,660
2,000		Western Refining, Inc.	23,320
700	[2]	Westmoreland Coal Co.	6,405
2,500	[2]	Willbros. Group, Inc.	24,350
1,700		World Fuel Services Corp.	57,409
		TOTAL	1,924,473
		Financials--19.7%
843		1st Source Corp.	15,005
17,200		AMBAC Assurance Corporation	19,608
1,700		Abington Bancorp, Inc.	11,985
2,181		Acadia Realty Trust	25,452
2,800		Advance America Cash Advance, Inc.	3,948
2,250		Advanta Corp., Class B	1,755
500		Agree Realty Corp.	6,875
119	[2]	Alexander's, Inc.	22,900
1,100		AmTrust Financial Services, Inc.	9,031
1,318		Amcore Financial, Inc.	1,832
2,540		American Campus Communities, Inc.	54,280
500		American Capital Agency Corp.	9,990
3,500		American Equity Investment Life Holding Co.	23,415
550		American Physicians Capital, Inc.	23,386
800	[2]	American Safety Insurance Holdings, Ltd.	9,776
780		Ameris Bancorp	5,975
1,100	[2]	Amerisafe, Inc.	20,603
400		Ames National Corp.	9,152
1,000		Ampal-American Israel Corp.	1,100
1,205		Anchor Bancorp Wisconsin, Inc.	2,434
3,700		Anthracite Capital, Inc.	6,253
5,300		Anworth Mortgage Asset Corp.	32,860
8,935		Apollo Investment Corp.	58,524
800		Arbor Realty Trust, Inc.	1,424
6,303		Ares Capital Corp.	29,687
1,920	[2]	Argo Group International Holdings Ltd.	59,731
600		Arrow Financial Corp.	14,124
6,840		Ashford Hospitality Trust	9,713
5,400		Aspen Insurance Holdings Ltd.	119,340
900	[2]	Asset Acceptance Capital Corp.	3,771
900		Associated Estates Realty Corp.	6,678
3,600		Assured Guaranty Ltd.	27,468
300	[2]	Avatar Holdings, Inc.	7,785
1,859		BGC Partners, Inc., Class A	4,480
573		Baldwin & Lyons, Inc., Class B	9,621
478		BancFirst Corp.	17,026
1,200		BancTrust Financial Group, Inc.	10,644
1,600		Banco Latinoamericano de Exportaciones S.A., Class E	16,784
3,035		Bank Mutual Corp.	26,799
700		Bank of the Ozarks, Inc.	15,883
1,300		BankFinancial Corp.	12,519
900		Banner Corp.	2,835
2,100	[2]	Beneficial Mutual Bancorp, Inc.	20,118
700		Berkshire Hills Bancorp, Inc.	16,464
5,090		BioMed Realty Trust, Inc.	56,194
700		Blackrock Kelso Capital Corp.	5,936
3,200		Boston Private Financial Holdings	15,072
1,300	[2]	Broadpoint Securities Group Inc.	2,925
3,650		Brookline Bancorp, Inc.	35,295
400		Brooklyn Federal Bancorp Inc.	4,972
400		Bryn Mawr Bank Corp.	7,432
972	[2]	CNA Surety Corp.	16,087
4,014		CVB Financial Corp.	36,086
1,300		Calamos Asset Management, Inc.	7,748
500		Camden National Corp.	11,650
721		Capital City Bank Group, Inc.	11,550
2,600		Capital Lease Funding, Inc.	4,160
200		Capital Southwest Corp.	18,332
1,100		Capital Trust, Inc.	2,937
900		Capitol Bancorp Ltd.	5,409
3,500		Capstead Mortgage Corp.	37,345
1,700		Cardinal Financial Corp.	9,435
500	[2]	Cardtronics, Inc.	425
800		Care Investment Trust Inc.	6,256
1,456		Cascade Bancorp	3,407
1,757		Cash America International, Inc.	32,118
2,200		CastlePoint Holdings Ltd.	29,876
3,058		Cathay Bancorp, Inc.	38,837
2,600		Cedar Shopping Centers, Inc.	15,938
500		CenterState Banks of Florida	6,820
1,791		Central Pacific Financial Corp.	12,053
1,476		Chemical Financial Corp.	33,653
8,100		Chimera Investment Corp.	26,730
500		Citizens & Northern Corp.	8,595
7,349	[2]	Citizens Banking Corp.	8,451
2,200	[2]	Citizens, Inc., Class A	17,930
782		City Bank Lynwood, WA	2,463
1,000		City Holding Co.	25,710
600		Clifton Savings Bancorp, Inc.	6,264
1,125		CoBiz, Inc.	5,344
800		Cogdell Spencer Inc.	6,752
1,100		Cohen & Steers, Inc.	11,880
13,000	[3]	Colonial BancGroup, Inc.	10,270
3,100		Colonial Properties Trust	22,785
1,121		Columbia Banking Systems, Inc.	9,977
1,900		Community Bank System, Inc.	34,105
934		Community Trust Bancorp, Inc.	26,124
1,600		Compass Diversified Trust	17,296
1,067	[2,3]	CompuCredit Corp.	3,414
300		Consolidated Tomoka Co.	8,715
2,600		Corporate Office Properties Trust	68,588
2,324	[2]	Corus Bankshares, Inc.	2,580
2,800		Cousins Properties, Inc.	26,908
1,662	[2]	Crawford & Co., Class B	14,908
393	[2]	Credit Acceptance Corp.	7,094
10,720		DCT Industrial Trust, Inc.	39,128
1,200		Danvers Bancorp, Inc.	15,108
2,662		Delphi Financial Group, Inc., Class A	40,383
100	[2]	Diamond Hill Investment Group	5,141
6,130		DiamondRock Hospitality Co.	25,133
1,457		Dime Community Bancorp, Inc.	14,643
1,600	[2]	Dollar Financial Corp.	12,560
710		Donegal Group, Inc., Class A	9,954
300	[2]	Doral Financial Corp.	1,533
900		DuPont Fabros Technology, Inc.	3,357
400		EMC Insurance Group, Inc.	7,768
1,100		ESSA Bancorp, Inc.	14,674
4,000		East West Bancorp, Inc.	37,960
1,587		EastGroup Properties, Inc.	48,213
1,700		Education Realty Trust, Inc.	7,905
3,080		Employers Holdings, Inc.	41,703
400	[2]	Encore Bancshares Inc.	1,804
900	[2]	Encore Capital Group, Inc.	4,734
300	[2]	Enstar Group Ltd.	16,245
600		Enterprise Financial Services Corp.	6,300
2,032		Entertainment Properties Trust	46,025
600		Epoch Holding Corp.	3,678
1,251		Equity Lifestyle Properties, Inc.	47,200
2,068		Equity One, Inc.	29,469
600		Evercore Partners, Inc., Class A	6,738
5,200		Extra Space Storage, Inc.	42,172
2,500	[2]	Ezcorp, Inc., Class A	33,925
828		FBL Financial Group, Inc., Class A	8,537
1,800	[2]	FBR Capital Markets Corp.	6,192
5,396		FNB Corp. (PA)	42,682
600	[2]	FPIC Insurance Group, Inc.	23,358
580	[2]	FX Real Estate & Entertainment, Inc.	41
400		Farmers Capital Bank Corp.	7,392
1,450	[2]	Fcstone Group, Inc.	5,582
600		Federal Agricultural Mortgage Association, Class C	1,992
4,092		FelCor Lodging Trust, Inc.	5,933
400		Fifth Street Finance Corp.	2,540
1,643		Financial Federal Corp.	35,686
800		Financial Institutions, Inc.	6,688
1,000	[2]	First Acceptance Corp.	2,810
4,600		First BanCorp	32,706
850		First Bancorp, Inc.	12,231
500		First Bancorp, Inc. - ME	7,965
1,546		First Busey Corp.	13,527
1,300	[2]	First Cash Financial Services, Inc.	21,866
5,125		First Commonwealth Financial Corp.	49,149
568		First Community Bancshares, Inc.	9,775
2,541		First Financial Bancorp	20,633
1,344		First Financial Bankshares, Inc.	59,660
788		First Financial Corp.	26,122
772		First Financial Holdings, Inc.	11,688
1,600		First Financial Northwest	13,856
2,800		First Industrial Realty Trust	15,232
4,700	[2]	First Marblehead Corp.	5,405
1,315		First Merchants Corp.	20,619
800	[2]	First Mercury Financial Corp.	8,840
2,900		First Midwest Bancorp, Inc.	29,000
7,243		First Niagara Financial Group, Inc.	94,594
1,000		First Place Financial Corp.	2,870
1,500		First Potomac Realty Trust	12,420
450		First South Bancorp, Inc.	3,694
638	[2]	FirstFed Financial Corp.	542
5,200		FirstMerit Corp.	84,084
2,850	[2]	Flagstar Bancorp, Inc.	1,710
1,800		Flagstone Reinsurance Holdings Ltd.	15,102
1,325		Flushing Financial Corp.	10,494
2,200	[2]	Forestar Real Estate Group, Inc.	24,530
300	[2]	Fox Chase Bancorp	2,964
3,600		Franklin Street Properties Corp.	41,112
8,500	[2]	Friedman, Billings, Ramsey Group, Inc., Class A	1,530
3,116		Frontier Financial Corp.	5,515
522		GAMCO Investors, Inc., Class A	16,307
4,100		GFI Group, Inc.	12,874
1,000		Getty Realty Holding Corp.	20,740
3,696		Glacier Bancorp, Inc.	56,734
1,200		Gladstone Capital Corp.	10,548
1,600		Gladstone Investment Corp.	8,160
2,365		Glimcher Realty Trust	4,375
2,624		Gramercy Capital Corp.	3,123
706		Greene Bancshares, Inc.	6,982
1,100		Greenhill & Co., Inc.	71,522
1,900	[2]	Greenlight Capital Reinsurance Ltd.	23,085
2,200	[2]	Grubb & Ellis Co.	1,386
3,100	[2]	Guaranty Bancorp	4,712
4,766	[2,3]	Guaranty Financial Group, Inc.	7,435
200	[2]	Hallmark Financial Services, Inc.	1,548
1,606		Hancock Holding Co.	43,956
2,380		Hanmi Financial Corp.	4,546
854		Harleysville Group, Inc.	24,288
2,699		Harleysville National Corp.	25,128
1,700	[2]	Harris & Harris Group, Inc.	5,967
900		Hatteras Financial Corp.	22,248
3,600		Healthcare Realty Trust, Inc.	59,436
850		Heartland Financial USA, Inc.	11,704
1,900		Hercules Technology Growth Capital, Inc.	12,407
800		Heritage Commerce Corp.	5,768
2,700		Hersha Hospitality Trust	6,561
4,000		Highwoods Properties, Inc.	90,240
2,884	[2]	Hilltop Holdings, Inc.	28,840
756		Home Bancshares, Inc.	15,566
400		Home Fed Bancorp, Inc. Md	3,596
1,915		Home Properties of New York, Inc.	68,729
2,593		Horace Mann Educators Corp.	24,245
2,800		IPC Holdings Ltd.	71,848
899		Iberiabank Corp.	38,109
340		Independence Holdings Co.	1,020
1,000		Independent Bank Corp.- Massachusetts	18,540
900		Infinity Property & Casualty	34,560
3,500		Inland Real Estate Corp.	34,545
1,262		Integra Bank Corp.	2,032
2,500	[2]	Interactive Brokers Group, Inc., Class A	38,175
200	[2]	International Assets Holding Corp.	1,350
3,210		International Bancshares Corp.	58,486
2,800	[2]	Investors Bancorp, Inc.	29,904
3,600		Investors Real Estate Trust	35,820
1,400		Jer Investors Trust, Inc.	1,218
1,700	[2]	KBW, Inc.	31,926
255		Kansas City Life Insurance Co.	8,076
500		Kayne Anderson Energy Development Co.	6,060
1,100		Kearny Financial Corp.	11,869
1,230		Kite Realty Group Trust	5,695
5,700	[2]	Knight Capital Group, Inc., Class A	102,771
1,000		Kohlberg Capital Corp.	3,230
1,500		LTC Properties, Inc.	31,035
2,520		LaSalle Hotel Properties	20,992
3,200	[2]	Labranche & Co. Inc.	21,952
5,500	[2]	Ladenburg Thalmann Financial Services, Inc.	3,740
1,155		Lakeland Bancorp, Inc.	9,021
700		Lakeland Financial Corp.	14,420
4,410		Lexington Realty Trust	19,536
400		Life Partners Holdings, Inc.	15,200
2,300		MB Financial, Inc.	37,582
4,300	[2]	MCG Capital Corp.	2,924
12,000		MFA Mortgage Investments, Inc.	68,760
1,500		MVC Capital, Inc.	15,300
2,400	[2]	Maguire Properties, Inc.	4,992
3,000		Maiden Holdings Ltd.	13,650
1,165		MainSource Financial Group, Inc.	11,382
2,000	[2]	MarketAxess Holdings, Inc.	15,440
300	[2]	Maui Land & Pineapple Co., Inc.	2,769
3,600		Max Capital Group Ltd.	61,236
3,187		Meadowbrook Insurance Group, Inc.	19,345
1,100		Medallion Financial Corp.	7,436
4,400		Medical PPTYS Trust, Inc.	20,020
600	[2]	Meridian Interstate Bancorp, Inc.	5,250
2,710	[2]	Meruelo Maddux Properties, Inc.	1,111
1,681		Mid-American Apartment Communities, Inc.	49,657
1,200		Midwest Banc Holdings, Inc.	1,404
1,000		Mission West Properties, Inc.	6,970
1,500		Monmouth Real Estate Investment Corp.	8,955
5,700		Montpelier Re Holdings Ltd.	80,598
200		NASB Financial, Inc.	4,152
1,923		NBT Bancorp, Inc.	43,921
1,400		Nara Bancorp, Inc.	8,274
2,600		National Financial Partners Corp.	6,682
1,421		National Health Investors, Inc.	37,017
400		National Interstate Corp.	6,352
4,950		National Penn Bancshares, Inc.	47,916
4,886		National Retail Properties, Inc.	70,505
136		National Western Life Insurance Co., Class A	16,882
800	[2]	Navigators Group, Inc.	41,072
1,000	[2]	Nelnet, Inc., Class A	13,820
6,800		Newalliance Bancshares, Inc.	74,732
3,500		Newcastle Investment Corp.	1,855
1,200	[2]	Newstar Financial, Inc.	3,552
1,000	[2]	Northfield Bancorp, Inc.	9,940
3,700		Northstar Realty Finance Corp.	14,356
1,100		Northwest Bancorp, Inc.	20,416
300		Nymagic, Inc.	5,118
700		OceanFirst Financial Corp.	8,974
2,105	[2]	Ocwen Financial Corp.	18,734
1,400		Odyssey Re Holdings Corp.	65,870
4,310		Old National Bancorp	54,866
819		Old Second Bancorp, Inc.	7,322
5,000		Omega Healthcare Investors	73,150
600		One Liberty Properties, Inc.	3,690
2,700		optionsXpress Holdings, Inc.	29,403
1,591		Oriental Financial Group	8,035
700	[2]	Oritani Financial Corp.	10,437
3,500	[2]	PHH Corp.	38,675
966	[2]	PICO Holdings, Inc.	24,556
2,019	[2]	PMA Capital Corp.	11,125
4,400		PMI Group, Inc.	6,116
929		PS Business Parks, Inc.	39,854
1,541		PacWest Bancorp	26,058
2,889		Pacific Capital Bancorp	30,652
800		Pacific Continental Corp.	10,096
765		Park National Corp.	41,501
940		Parkway Properties, Inc.	14,025
1,300		Patriot Capital Funding, Inc.	3,640
500		Peapack-Gladstone Financial Corp.	11,000
1,206		Pennantpark Investment Corp.	3,775
400	[2]	Pennsylvania Commerce Bancorp, Inc.	8,200
2,296		Pennsylvania Real Estate Investment Trust	10,171
1,200	[2]	Penson Worldwide, Inc.	7,176
645		Peoples Bancorp, Inc.	6,495
7,400		Phoenix Cos., Inc.	12,950
1,400	[2]	Pinnacle Financial Partners, Inc.	33,082
1,144	[2]	Piper Jaffray Cos., Inc.	32,844
3,000		Platinum Underwriters Holdings Ltd.	83,430
1,000	[2]	Portfolio Recovery Associates, Inc.	23,590
2,800		Post Properties, Inc.	36,652
2,507		Potlatch Corp.	63,151
1,400		PremierWest Bancorp	5,586
1,253		Presidential Life Corp.	12,117
1,800	[2,3]	Primus Guaranty Ltd.	2,736
1,300		PrivateBancorp, Inc.	18,954
1,980	[2]	ProAssurance Corp.	93,575
1,700		Prospect Energy Corp.	18,411
2,500		Prosperity Bancshares, Inc.	67,625
2,067		Provident Bankshares Corp.	13,270
3,730		Provident Financial Services, Inc.	40,769
2,572		Provident New York Bancorp	24,434
400		Pzena Investment Management, Inc., Class A	1,056
3,930		RAIT Investment Trust	6,799
1,210		RLI Corp.	68,353
4,700		Radian Group, Inc.	15,134
1,100		Ramco-Gershenson Properties	5,412
6,400		Realty Income Corp.	123,328
2,100		Redwood Trust, Inc.	26,649
1,300		Renasant Corp.	15,743
551		Republic Bancorp, Inc.	9,918
800		Resource America, Inc., Class A	3,264
1,300		Resource Capital Corp.	3,991
1,300	[2]	Riskmetrics Group, Inc.	16,718
600		Rockville Financial, Inc.	6,852
400		Roma Financial Corp.	4,552
1,571		S & T Bancorp, Inc.	39,951
950		S.Y. Bancorp, Inc.	21,641
621		SCBT Financial Corp.	16,680
1,900	[2]	SVB Financial Group	39,463
1,563		SWS Group, Inc.	22,898
1,000		Safety Insurance Group, Inc.	35,020
1,000		Sanders Morris Harris Group, Inc.	4,160
1,019		Sandy Spring Bancorp, Inc.	14,388
213		Santander BanCorp	1,772
629		Saul Centers, Inc.	20,568
1,200	[2]	Seabright Insurance Holdings, Inc.	12,444
920		Seacoast Banking Corp. of Florida	4,223
3,392		Selective Insurance Group, Inc.	52,067
7,243		Senior Housing Properties Trust	117,192
600		Shore Bancshares, Inc.	10,332
400		Sierra Bancorp	4,900
2,100	[2]	Signature Bank	53,949
800		Simmons 1st National Corp., Class A	19,712
700		Smithtown Bancorp, Inc.	9,646
4,600		South Financial Group, Inc.	8,648
730		Southside Bancshares, Inc.	13,885
900		Southwest Bancorp, Inc.	9,432
1,355		Sovran Self Storage, Inc.	35,230
847		State Auto Financial Corp.	18,719
800		State Bancorp, Inc.	4,800
1,400		StellarOne Corporation	18,256
1,185		Sterling Bancorp	13,059
4,611		Sterling Bancshares, Inc.	25,637
3,161		Sterling Financial Corp. WA	5,848
1,077		Stewart Information Services Corp.	15,983
1,599	[2]	Stifel Financial Corp.	56,029
4,450		Strategic Hotels & Resorts, Inc.	6,096
300	[2]	Stratus Properties, Inc.	2,523
600		Suffolk Bancorp	18,306
886	[2]	Sun Bancorp, Inc.	5,015
1,066		Sun Communities, Inc.	12,792
3,623		Sunstone Hotel Investors, Inc.	15,615
5,364		Susquehanna Bankshares, Inc.	59,004
1,890		Tanger Factory Outlet Centers, Inc.	57,267
708	[2]	Tejon Ranch Co.	15,470
1,600	[2]	Texas Capital Bancshares, Inc.	18,064
1,300		Thomas Properties Group, Inc.	2,600
1,200	[2]	Thomas Weisel Partners Group, Inc.	3,708
424		Tompkins Financial Corporation	21,264
1,300		Tower Group, Inc.	32,591
1,300		TowneBank	27,092
2,100	[2]	Tradestation Group, Inc.	11,571
800		TriCo Bancshares	16,112
4,631		Trustco Bank Corp.	31,028
3,200		Trustmark Corp.	64,960
3,250		U-Store-It Trust	12,187
800		U.S. Global Investors, Inc., Class A	3,992
6,600		UCBH Holdings, Inc.	15,378
1,900		UMB Financial Corp.	73,606
3,772		Umpqua Holdings Corp.	36,966
850		Union Bankshares Corp.	13,285
1,300	[2]	United America Indemnity Ltd., Class A	13,754
2,400		United Bankshares, Inc.	50,376
2,566		United Community Banks, Inc.	13,215
1,636		United Community Financial Corp.	834
1,200		United Financial Bancorp, Inc.	16,452
1,400		United Fire & Casualty Co.	28,070
408		United Security Bancshares	3,354
700		Universal Health Realty Trust, Inc.	21,420
800		Univest Corp.	18,320
1,300		Urstadt Biddle Properties, Class A	19,227
4,000		Validus Holdings Ltd.	91,280
600		ViewPoint Financial Group	8,562
700	[2]	Virtusa Corp.	5,285
370		Virtusa Corp.	2,242
144		W Holding Co., Inc.	1,613
400		WSFS Financial Corp.	10,320
3,302		Washington Real Estate Investment Trust	78,621
800		Washington Trust Bancorp	13,088
400	[2]	Waterstone Financial Inc.	988
1,735		Wesbanco, Inc.	35,845
1,200		West Bancorp., Inc.	9,720
1,000		West Coast Bancorp	2,970
1,800		WestAmerica Bancorp.	76,914
1,200	[2]	Western Alliance Bancorp	9,132
2,228		Westfield Financial, Inc.	21,456
300		Westwood Holdings Group, Inc.	8,328
1,100		Wilshire Bancorp, Inc.	7,546
560		Winthrop Realty Trust	5,667
1,399		Wintrust Financial Corp.	18,705
800		Wonder Auto Technology, Inc.	7,352
1,000	[2]	World Acceptance Corp.	19,150
2,368		Zenith National Insurance Corp.	66,399
1,600	[2]	eHealth, Inc.	22,112
3,260	[2]	thinkorswim Group, Inc.	24,515
		TOTAL	8,757,811
		Health Care--15.1%
1,040	[2]	AMAG Pharmaceutical, Inc.	36,660
2,093	[2]	AMN Healthcare Services, Inc.	14,232
1,400	[2]	Abaxis, Inc.	22,148
2,000	[2]	Abiomed, Inc.	26,980
1,900	[2]	Acadia Pharmaceuticals, Inc.	1,919
1,900	[2]	Accelrys, Inc.	7,182
2,400	[2]	Accuray, Inc.	14,832
2,200	[2]	Acorda Therapeutics, Inc.	53,966
400	[2]	Acura Pharmaceuticals Inc.	1,800
3,100	[2]	Adolor Corp.	6,200
700	[2]	Affymax, Inc.	9,100
4,500	[2]	Affymetrix, Inc.	14,310
700	[2]	Air Methods Corp.	13,650
3,400	[2]	Akorn, Inc.	7,582
1,494	[2]	Albany Molecular Research, Inc.	12,804
4,806	[2]	Alexion Pharmaceuticals, Inc.	177,197
1,200	[2]	Alexza Pharmaceuticals, Inc.	3,468
3,900	[2]	Align Technology, Inc.	30,732
6,000	[2]	Alkermes, Inc.	68,820
1,500	[2]	Alliance Imaging, Inc.	13,290
3,200	[2]	Allos Therapeutics, Inc.	25,056
8,921	[2]	Allscripts Healthcare Solutions, Inc.	75,115
400	[2]	Almost Family, Inc.	12,336
2,200	[2]	Alnylam Pharmaceuticals, Inc.	46,398
1,400	[2]	Alphatec Holdings Inc.	3,038
1,666	[2]	Amedisys, Inc.	68,689
4,600	[2]	American Medical Systems Holdings, Inc.	49,220
3,400	[2]	Amerigroup Corp.	95,098
300	[2]	Amicus Therapeutics, Inc.	2,607
2,000	[2]	Amsurg Corp.	39,180
895		Analogic Corp.	22,375
1,600	[2]	AngioDynamics, Inc.	21,760
2,300	[2]	ArQule, Inc.	9,085
600	[2]	Ardea Biosciences Inc.	7,470
4,700	[2]	Arena Pharmaceuticals, Inc.	19,458
4,402	[2]	Ariad Pharmaceuticals, Inc.	7,351
2,900	[2]	Array BioPharma, Inc.	11,600
3,400	[2]	Assisted Living Concepts, Inc., Class A	13,498
1,300	[2]	Athenahealth, Inc.	46,904
100		Atrion Corp.	8,180
2,600	[2]	Auxilium Pharmaceutical, Inc.	79,456
1,500	[2]	BMP Sunstone Corp.	4,995
1,200	[2]	Bio Rad Laboratories, Inc., Class A	76,248
700	[2]	Bio-Reference Laboratories, Inc.	17,080
700	[2]	BioMimetic Therapeutics, Inc.	5,649
600	[2]	Biodel, Inc.	2,652
1,200	[2]	Bioform Medical, Inc.	1,392
3,352	[2]	Bruker BioSciences Corp.	13,509
1,802	[2]	CONMED Corp.	28,201
3,857	[2]	CV Therapeutics, Inc.	60,362
1,200	[2]	Cadence Pharmaceuticals, Inc.	8,640
3,500	[2]	Caliper Technologies Corp.	4,515
1,765	[2]	Cambrex Corp.	5,772
700	[2]	Cantel Medical Corp.	10,493
1,300	[2]	Capital Senior Living Corp.	3,419
600	[2]	Caraco Pharmaceutical Laboratories, Ltd.	2,760
1,100	[2]	Cardiac Science Corp.	5,907
300	[2]	CardioNet, Inc.	6,804
2,100	[2]	Catalyst Health Solutions, Inc.	46,242
5,000	[2]	Celera Corporation	42,200
5,290	[2]	Cell Genesys, Inc.	1,270
1,000		Celldex Therapeutics, Inc.	7,430
2,700	[2]	Centene Corp.	47,871
3,600	[2]	Cepheid, Inc.	26,784
1,426		Chemed Corp.	57,225
800	[2]	Chindex International, Inc.	4,824
600		Clinical Data Inc.	4,668
3,300	[2]	Columbia Laboratories, Inc.	3,960
500		Computer Programs & Systems, Inc.	12,565
1,800	[2]	Conceptus, Inc.	25,848
471	[2]	Corvel Corp.	8,308
900	[2]	Cougar Biotechnology Inc.	26,262
1,900	[2]	Cross Country Healthcare, Inc.	14,231
1,900	[2]	Cryolife, Inc.	15,656
3,438	[2]	Cubist Pharmaceuticals, Inc.	73,608
1,398	[2]	Cyberonics, Inc.	21,515
500	[2]	Cynosure, Inc., Class A	3,910
2,400	[2]	Cypress Biosciences, Inc.	20,400
1,800	[2]	Cytokinetics, Inc.	3,816
1,400	[2]	Cytori Therapeutics, Inc.	6,888
5,900	[2]	Dendreon Corp.	19,883
3,400	[2]	DepoMed, Inc.	7,344
1,600	[2]	Dexcom, Inc.	5,168
1,201	[2]	Dionex Corp.	60,819
5,900	[2]	Discovery Laboratories, Inc.	6,667
4,700	[2]	Durect Corp.	13,301
3,300	[2]	Dyax Corp.	11,088
3,394	[2]	Eclipsys Corp.	29,731
500	[2]	Emergency Medical Services Corp., Class A	16,760
900	[2]	Emergent Biosolutions, Inc.	19,737
1,200	[2]	Emeritus Corp.	9,924
600		Ensign Group, Inc.	9,876
1,908	[2]	Enzo Biochem, Inc.	9,330
2,800	[2]	Enzon, Inc.	18,228
4,368	[2]	Ev3, Inc.	23,631
500	[2]	Exactech, Inc.	6,370
6,655	[2,3]	Exelixis, Inc.	32,809
1,520		Facet Biotech Corp.	9,242
2,200	[2]	Five Star Quality Care, Inc.	4,202
61,000		Five Star Quality Care, Inc., Rights	0
1,100	[2,3]	GTX, Inc.	12,144
800	[2]	Genomic Health, Inc.	17,120
600	[2]	Genoptix, Inc.	20,340
1,600	[2]	Gentiva Health Services, Inc.	40,448
4,940	[2,3]	Geron Corp.	38,730
1,400	[2]	Greatbatch Technologies, Inc.	32,620
1,500	[2]	HMS Holdings Corp.	46,425
1,564	[2]	Haemonetics Corp.	92,511
3,900	[2]	Halozyme Therapeutics, Inc.	22,503
1,800	[2]	Hanger Orthopedic Group, Inc.	24,570
1,100	[2]	Hansen Medical, Inc.	4,972
5,400	[2]	HealthSouth Corp.	53,676
3,100	[2]	Healthspring, Inc.	54,002
2,300	[2]	Healthways, Inc.	31,786
8,800	[2]	Human Genome Sciences, Inc.	15,928
1,200	[2]	I-Flow Corp.	4,932
600	[2]	ICU Medical, Inc.	18,306
300	[2]	IPC The Hospitalist Co., Inc.	5,742
1,200	[2]	IRIS International, Inc.	11,952
1,500	[2]	Idenix Pharmaceuticals, Inc.	8,715
1,200	[2]	Idera Pharmaceuticals, Inc.	8,400
4,352	[2]	Immucor, Inc.	120,594
3,200	[2]	Immunogen, Inc.	13,344
3,600	[2]	Immunomedics, Inc.	4,356
4,500	[2]	Incyte Genomics, Inc.	13,185
4,400	[2]	Indevus Pharmaceuticals, Inc.	23,408
2,900	[2]	Inspire Pharmaceuticals, Inc.	11,020
1,200	[2]	Insulet Corp.	9,528
1,100	[2]	Integra Lifesciences Corp.	30,514
2,048	[2]	InterMune, Inc.	23,429
2,063		Invacare Corp.	39,321
5,678	[2]	Isis Pharmaceuticals, Inc.	80,230
2,600	[2]	Javelin Pharmaceuticals, Inc.	2,938
400	[2]	Jazz Pharmaceuticals, Inc.	384
2,050	[2]	KV Pharmaceutical Co., Class A	1,332
800	[2]	Kendle International, Inc.	15,280
500	[2]	Kensey Nash Corp.	10,335
1,680	[2]	Kindred Healthcare, Inc.	22,798
900	[2]	LHC Group, Inc.	23,949
600		Landauer, Inc.	41,148
4,800	[2]	Lexicon Pharmaceuticals, Inc.	5,712
500	[2]	Life Sciences Research, Inc.	3,300
6,400	[2]	Ligand Pharmaceuticals, Inc., Class B	13,568
2,539	[2]	Luminex Corp.	51,719
300	[2]	MAP Pharmaceuticals, Inc.	2,724
600	[2]	MWI Veterinary Supply, Inc.	12,558
2,500	[2]	Magellan Health Services, Inc.	90,550
3,300	[2,3]	Mannkind Corp.	11,715
900	[2]	Marshall Edwards, Inc.	423
2,000	[2]	Martek Biosciences Corp.	52,900
2,900	[2]	Masimo Corp.	80,533
1,407	[2]	Maxygen, Inc.	12,044
1,000	[2]	MedAssets, Inc.	14,560
1,100	[2]	MedCath Corp.	6,919
8,000	[2]	Medarex, Inc.	47,760
800	[2]	Medical Action Industries, Inc.	6,880
3,300	[2]	Medicines Co.	42,240
3,600		Medicis Pharmaceutical Corp., Class A	50,148
1,600		Medivation, Inc.	30,000
2,473		Meridian Bioscience, Inc.	52,576
1,654	[2]	Merit Medical Systems, Inc.	25,455
1,300	[2]	Metabolix, Inc.	10,972
900	[2]	Micrus Endovascular Corp.	10,152
2,600	[2]	MiddleBrook Pharmaceuticals, Inc.	3,640
1,300	[2]	Molecular Insight Pharmaceuticals, Inc.	3,458
900	[2]	Molina Healthcare, Inc.	15,786
1,500	[2]	Momenta Pharmaceuticals, Inc.	16,245
2,800	[2]	Myriad Genetics, Inc.	208,796
3,200	[2]	NPS Pharmaceuticals, Inc.	19,968
3,303	[2]	Nabi Biopharmaceuticals	13,641
700	[2]	Nanosphere, Inc.	3,185
500		National Healthcare Corp.	22,750
100		National Research Corp.	2,265
1,800	[2]	Natus Medical, Inc.	13,932
5,800	[2]	Nektar Therapeutics	23,838
900	[2]	Neogen Corp.	23,553
2,400	[2]	Neurocrine Biosciences, Inc.	7,968
1,300	[2]	Nighthawk Radiology Holdings, Inc.	5,538
3,900	[2]	Novavax, Inc.	6,201
1,601	[2]	Noven Pharmaceuticals, Inc.	15,898
2,200	[2]	NuVasive, Inc.	82,148
1,200	[2]	NxStage Medical, Inc.	4,116
3,600	[2]	OSI Pharmaceuticals, Inc.	128,160
1,200	[2]	Obagi Medical Products, Inc.	8,028
2,075	[2]	Odyssey Healthcare, Inc.	20,584
2,100	[2]	Omnicell, Inc.	16,401
3,470	[2]	Onyx Pharmaceuticals, Inc.	105,592
2,600	[2]	Opko Health, Inc.	3,406
1,700	[2]	Optimer Pharmaceuticals, Inc.	17,833
3,000	[2]	OraSure Technologies, Inc.	8,640
1,400	[2]	Orexigen Therapeutics, Inc.	5,614
1,100	[2]	Orthofix International NV	17,556
4,600	[2]	Orthovita, Inc.	13,294
900	[2,3]	Osiris Therapeutics, Inc.	18,045
2,526		Owens & Minor, Inc.	100,459
7,600	[2]	PDL BioPharma, Inc.	48,792
3,761	[2]	PSS World Medical, Inc.	59,725
2,200	[2]	Pain Therapeutics, Inc.	14,608
1,200	[2]	Palomar Medical Technologies, Inc.	10,620
2,100	[2]	Par Pharmaceutical Cos., Inc.	25,851
3,610	[2]	Parexel International Corp.	35,703
1,988	[2]	PharMerica Corp.	32,683
1,200	[2]	PharmaNet Development Group, Inc.	1,572
1,000	[2]	Pharmasset, Inc.	11,400
2,700	[2]	Phase Forward, Inc.	36,450
1,500	[2]	Pozen, Inc.	10,770
1,700	[2]	Progenics Pharmaceuticals, Inc.	12,393
640	[2]	Protalix Biotherapeutics, Inc.	1,504
700	[2]	Providence Service Corp.	1,505
3,500	[2]	Psychiatric Solutions, Inc.	91,000
3,200	[2]	Questcor Pharmaceuticals, Inc.	20,640
1,700	[2]	Quidel Corp.	20,910
3,500	[2]	RTI Biologics, Inc.	8,575
1,500	[2]	Radnet, Inc.	4,800
3,812	[2]	Regeneron Pharmaceuticals, Inc.	66,634
1,099	[2]	RehabCare Group, Inc.	15,331
2,200	[2]	Repligen Corp.	8,998
1,600	[2]	Res-Care, Inc.	21,680
1,600	[2]	Rexahn Pharmaceuticals, Inc.	1,040
2,356	[2]	Rigel Pharmaceuticals, Inc.	16,468
3,050	[2]	Salix Pharmaceuticals Ltd.	24,400
2,400	[2]	Sangamo BioSciences, Inc.	9,960
3,448	[2]	Savient Pharmaceuticals, Inc.	19,102
3,700	[2]	Seattle Genetics, Inc.	37,333
3,700	[2]	Sequenom, Inc.	81,992
1,100	[2]	Sirona Dental Systems, Inc.	13,211
1,100	[2]	Skilled Healthcare Group, Inc., Class A	9,163
800	[2]	Somanetics Corp.	11,712
1,087	[2]	SonoSight, Inc.	20,642
2,000	[2]	Spectranetics Corp.	6,000
1,600	[2]	Stereotaxis, Inc.	4,080
3,600		Steris Corp.	95,760
700	[2]	Sucampo Pharmaceuticals, Inc., Class A	3,409
2,700	[2]	Sun Healthcare Group, Inc.	30,591
1,976	[2]	Sunrise Senior Living, Inc.	2,371
932	[2]	SurModics, Inc.	18,482
2,200	[2]	Symmetry Medical, Inc.	15,070
900	[2]	Synovis Life Technologies, Inc.	14,661
1,200	[2]	Synta Pharmaceuticals Corp.	10,560
1,000	[2]	Synthesis Energy Systems, Inc.	2,080
3,400	[2]	Theravance, Inc.	44,812
3,330	[2]	Thoratec Laboratories Corp.	96,470
2,800	[2]	TomoTherapy, Inc.	7,084
900	[2]	Trans1, Inc.	5,625
800	[2]	Triple-S Management Corp., Class B	11,512
800	[2]	U.S. Physical Therapy, Inc.	9,760
1,373	[2]	United Therapeutics Corp.	93,295
2,600	[2]	Universal American Financial Corp.	25,662
4,000	[2]	Valeant Pharmaceuticals International	86,800
1,760	[2]	Varian, Inc.	48,998
4,800	[2]	ViroPharma, Inc.	57,600
300	[2,3]	Virtual Radiologic Corp.	2,409
1,300	[2]	Vision-Sciences, Inc.	1,664
1,000	[2]	Vital Images, Inc.	11,310
4,100	[2]	Vivus, Inc.	20,131
900	[2]	Vnus Medical Technologies, Inc.	14,409
2,900	[2]	Volcano Corp.	37,903
1,984		West Pharmaceutical Services, Inc.	65,908
2,200	[2]	Wright Medical Group, Inc.	45,628
8,400	[2]	XOMA Ltd.	5,544
1,600	[2]	Xenoport, Inc.	41,792
1,388	[2]	Zoll Medical Corp.	22,222
2,300	[2]	Zymogenetics, Inc.	9,775
2,825	[2]	eResearch Technology, Inc.	16,357
2,100	[2]	inVentiv Health, Inc.	20,034
		TOTAL	6,706,531
		Industrials--15.3%
1,100	[2]	3D Systems Corp.	6,600
2,467	[2]	AAR Corp.	44,751
2,804		ABM Industries, Inc.	41,639
600	[2]	AMERCO	18,450
100	[2]	AMREP Corp.	2,775
1,331	[2]	ATC Technology Corp.	17,370
700	[2]	AZZ, Inc.	15,680
850		Aaon, Inc.	15,402
3,200	[2]	Acco Brands Corp.	6,144
1,700		Aceto Corp.	15,198
3,500		Actuant Corp.	57,680
2,477		Acuity Brands, Inc.	66,557
1,326		Administaff, Inc.	27,965
2,800	[2]	Advanced Battery Technologies Inc.	7,168
1,100	[2]	Advisory Board Co.	19,250
600	[2]	Aerovironment, Inc.	22,236
6,894	[2]	AirTran Holdings, Inc.	28,265
3,100		Aircastle Ltd.	12,648
1,500	[2]	Akeena Solar Inc.	2,775
500		Alamo Group, Inc.	6,275
2,251	[2]	Alaska Air Group, Inc.	59,336
1,856		Albany International Corp., Class A	18,579
900	[2]	Allegiant Travel Co.	32,184
1,800	[2]	Altra Holdings, Inc.	12,654
2,400	[2]	American Commercial Lines, Inc.	9,696
1,000		American Ecology, Inc.	19,950
600		American Railcar Industries, Inc.	5,034
2,300	[2]	American Reprographics Co.	13,984
600		American Science & Engineering, Inc.	46,800
2,600	[2,3]	American Superconductor Corp.	42,068
700		American Woodmark Corp.	10,535
500		Ameron, Inc.	24,925
600		Ampco-Pittsburgh Corp.	11,094
1,800		Apogee Enterprises, Inc.	18,450
2,683		Applied Industrial Technologies, Inc.	42,365
700		Applied Signal Technology, Inc.	12,278
800	[2]	Argon ST, Inc.	15,312
1,384		Arkansas Best Corp.	32,372
600	[2]	Ascent Solar Technologies Inc.	1,974
1,061	[2]	Astec Industries, Inc.	26,069
800	[2]	Atlas Air Worldwide Holdings, Inc.	11,608
500	[2]	Axsys Technologies, Inc.	21,350
900		Badger Meter, Inc.	21,231
500	[2]	Baker Michael Corp.	17,480
2,876		Baldor Electric Co.	40,293
2,956		Barnes Group, Inc.	33,403
6,300	[2,3]	Beacon Power Corp.	2,709
2,800	[2]	Beacon Roofing Supply, Inc.	35,644
2,772		Belden, Inc.	36,202
2,400	[2]	Blount International, Inc.	20,112
1,675		Bowne & Co., Inc.	4,690
3,174		Brady (W.H.) Co.	66,400
3,000		Briggs & Stratton Corp.	44,370
900	[2]	Builders Firstsource, Inc.	1,107
400	[2]	CAI International, Inc.	900
2,859	[2]	CBIZ, Inc.	23,244
851		CDI Corp.	9,123
1,000		CIRCOR International, Inc.	22,250
3,218		CLARCOR, Inc.	97,634
900	[2]	COMSYS IT Partners, Inc.	1,800
700	[2]	CRA International, Inc.	14,707
9,500	[2]	Capstone Turbine Corp.	8,265
600		Cascade Corp.	13,734
1,409	[2]	Casella Waste Systems, Inc.	3,889
1,400	[2]	Celadon Group, Inc.	10,948
3,200	[2]	Cenveo, Inc.	12,640
1,700	[2]	Ceradyne, Inc.	38,794
1,800	[2]	Chart Industries, Inc.	15,228
1,300	[2]	China Architectural Engineering, Inc.	1,768
2,200	[2]	China BAK Battery, Inc.	3,146
600	[2]	China Direct Inc.	774
800	[2]	China Fire & Security Group, Inc.	5,296
1,200	[2]	Clean Harbors, Inc.	64,212
1,245	[2]	CoStar Group, Inc.	36,877
500	[2]	Coleman Cable, Inc.	1,750
1,400	[2]	Colfax Corp.	12,768
1,200	[2]	Columbus McKinnon Corp.	15,264
2,500		Comfort Systems USA, Inc.	25,575
1,250	[2]	Commercial Vehicle Group, Inc.	1,250
500	[2]	Consolidated Graphics, Inc.	8,055
600	[2]	Cornell Corrections, Inc.	9,156
650		Courier Corp.	10,211
900		Cubic Corp.	24,444
2,764		Curtiss Wright Corp.	89,277
500	[2]	DXP Enterprises, Inc.	6,790
3,300		Deluxe Corp.	38,049
1,400	[2]	Dollar Thrifty Automotive Group	1,624
700		Ducommun, Inc.	13,258
600	[2]	Duff & Phelps Corp.	8,574
2,500	[2]	Dycom Industries, Inc.	17,025
600	[2]	Dynamex, Inc.	6,648
800		Dynamic Materials Corp.	9,712
1,500	[2]	Dyncorp International, Inc., Class A	22,560
1,666	[2]	ESCO Technologies, Inc.	59,043
2,800		Eagle Bulk Shipping, Inc.	14,952
4,312	[2]	Emcor Group, Inc.	88,784
1,300	[2]	EnPro Industries, Inc.	23,790
1,250		Encore Wire Corp.	20,637
2,300	[2]	Ener1, Inc.	10,327
700	[2]	EnerNOC, Inc.	7,308
1,800	[2]	EnerSys, Inc.	16,398
2,775	[2]	Energy Conversion Devices, Inc.	69,847
800	[2]	Energy Recovery Inc.	5,000
2,100		Energysolutions, Inc.	9,429
1,500		Ennis Business Forms, Inc.	16,785
1,851	[2]	Esterline Technologies Corp.	66,803
8,700	[2,3]	Evergreen Solar, Inc.	19,227
900	[2]	Exponent, Inc.	22,068
3,013		Federal Signal Corp.	20,338
700	[2]	First Advantage Corp., Class A	8,918
900	[2]	Flanders Corp.	3,672
2,200	[2]	Flow International Corp.	3,410
4,300	[2]	Force Protection, Inc.	25,843
1,851		Forward Air Corp.	37,501
1,440		Franklin Electronics, Inc.	37,426
700		Freightcar America, Inc.	13,405
1,100	[2,3]	Fuel Tech, Inc.	11,011
4,340	[2]	Fuelcell Energy, Inc.	16,752
2,200	[2]	Furmanite Corp.	8,184
1,000	[2]	Fushi Copperweld, Inc.	4,690
1,255		G & K Services, Inc., Class A	23,155
1,600	[2]	GT Solar International, Inc.	5,808
3,590	[2]	GenCorp, Inc.	10,411
1,400		Genco Shipping & Trading Ltd.	21,770
1,825	[2]	Genesee & Wyoming, Inc., Class A	49,585
3,300	[2]	Geo Group, Inc.	48,840
1,000	[2]	GeoEye, Inc.	17,250
1,818		Gibraltar Industries, Inc.	18,598
893		Gorman Rupp Co.	22,861
7,418	[2]	GrafTech International Ltd.	59,418
500		Graham Corp.	4,980
2,066		Granite Construction, Inc.	72,765
2,400	[2]	Great Lakes Dredge & Dock Corp.	8,016
1,000		Greenbrier Cos., Inc.	5,550
2,889	[2]	Griffon Corp.	28,746
1,000	[2]	H&E Equipment Services, Inc.	6,670
2,900		HNI Corp.	38,309
300	[2,3]	Harbin Electric, Inc.	1,920
2,700	[2]	Hawaiian Holdings, Inc.	10,989
2,675		Healthcare Services Group, Inc.	40,981
3,500		Heartland Express, Inc.	47,110
1,358		Heico Corp.	53,682
1,122		Heidrick & Struggles International, Inc.	17,054
900	[2]	Herley Industries, Inc.	10,026
6,069	[2]	Hexcel Corp.	50,312
1,400	[2]	Hill International, Inc.	7,700
1,900		Horizon Lines, Inc., Class A	6,536
1,200		Houston Wire & Cable Co.	8,580
2,300	[2]	Hub Group, Inc.	52,210
1,500	[2]	Hudson Highland Group, Inc.	3,690
300	[2]	Hurco Co., Inc.	4,254
1,300	[2]	Huron Consulting Group, Inc.	64,974
500	[2]	ICF International, Inc.	11,865
500	[2]	ICT Group, Inc.	1,940
1,548	[2]	II-VI, Inc.	29,149
2,100	[2]	Innerworkings, Inc.	6,951
1,692	[2]	Insituform Technologies, Inc., Class A	31,742
1,100		Insteel Industries, Inc.	8,470
600	[2]	Integrated Electrical Services, Inc.	4,962
3,405		Interface, Inc.	13,892
2,100	[2]	Interline Brands, Inc.	16,800
400	[2]	International Shipholding Corp.	8,600
10,700	[2]	Jet Blue Airways Corp.	60,241
100	[2]	K-Tron International, Inc.	7,171
1,900	[2]	KForce Com, Inc.	11,875
828	[2]	Kadant, Inc.	8,313
1,641		Kaman Corp., Class A	31,327
2,068		Kaydon Corp.	56,250
1,720		Kelly Services, Inc., Class A	15,583
400	[2]	Key Technology, Inc.	5,304
2,196		Kimball International, Inc., Class B	15,130
3,572		Knight Transportation, Inc.	47,650
3,000		Knoll, Inc.	20,460
2,808	[2]	Korn/Ferry International	26,395
700	[2]	L.B. Foster Co.	18,473
1,600	[2]	LECG Corp.	5,232
600	[2]	LMI Aerospace, Inc.	6,774
1,075		LSI Industries, Inc.	4,891
700	[2]	La Barge, Inc.	7,749
900	[2]	Ladish Co., Inc.	10,233
378		Lawson Products, Inc.	7,227
1,200	[2]	Layne Christensen Co.	18,936
672		Lindsay Manufacturing Co.	17,472
1,100	[2]	Lydall, Inc.	4,059
800	[2]	M & F Worldwide Corp.	8,480
2,687	[2]	MOOG, Inc., Class A	80,503
5,858	[2]	MPS Group, Inc.	35,441
900	[2]	Marten Transport Ltd.	15,894
2,500	[2]	Mastec, Inc.	26,575
1,412		McGrath Rentcorp.	29,610
1,499	[2]	Medis Technologies Ltd.	749
1,100		Met-Pro Corp.	12,056
1,600	[2]	Metalico, Inc.	3,920
4,100	[2]	Microvision, Inc.	6,560
1,158	[2]	Middleby Corp.	26,819
3,500		Miller Herman, Inc.	38,465
1,976		Mine Safety Appliances Co.	38,769
2,152	[2]	Mobile Mini, Inc.	27,201
2,381		Mueller Industries, Inc.	47,906
6,920		Mueller Water Products, Inc.	46,848
550		Multi-Color Corp.	6,050
314		NACCO Industries, Inc., Class A	10,045
1,227	[2]	NCI Building System, Inc.	14,221
800		NN, Inc.	1,360
3,139	[2]	Navigant Consulting, Inc.	44,982
2,086		Nordson Corp.	63,018
3,000	[2]	Odyssey Marine Exploration, Inc.	11,850
1,775	[2]	Old Dominion Freight Lines, Inc.	44,517
200	[2]	Omega Flex, Inc.	3,120
2,100	[2]	On Assignment, Inc.	9,723
3,662	[2]	Orbital Sciences Corp.	61,412
400	[2]	Orion Energy Systems, Inc.	1,780
1,400	[2]	Orion Marine Group, Inc.	13,860
2,171		Otter Tail Corp.	44,006
800	[2]	PMFG Inc.	5,600
1,100	[2]	PRG-Schultz International, Inc.	3,443
2,200		Pacer International, Inc.	18,920
500	[2]	Park-Ohio Holdings Corp.	1,840
100	[2]	Patriot Transportation Holding, Inc.	6,881
3,100	[2]	Perini Corp.	64,635
1,100	[2]	Pike Electric Corp.	12,375
5,600	[2]	Plug Power, Inc.	5,040
900	[2]	Polypore International, Inc.	6,228
500	[2]	Powell Industries, Inc.	11,940
4,700	[2]	Power-One, Inc.	4,794
1,200	[2]	PowerSecure International Inc.	4,716
100		Preformed Line Products Co.	2,936
200	[2]	Protection One, Inc.	570
2,355		Quanex Building Products Corp.	19,994
1,400	[2]	RBC Bearings, Inc.	25,592
3,100	[2]	RSC Holdings, Inc.	22,010
1,000		Raven Industries, Inc.	21,810
1,998		Regal Beloit Corp.	67,852
2,100	[2]	Republic Airways Holdings, Inc.	17,199
2,900	[2]	Resources Connection, Inc.	41,963
1,794		Robbins & Myers, Inc.	31,018
2,635		Rollins, Inc.	41,106
2,150	[2]	Rush Enterprises, Inc.	19,565
801	[2]	Saia, Inc.	8,563
676		Sauer-Danfoss, Inc.	5,097
900		Schawk, Inc.	7,326
1,260	[2]	School Specialty, Inc.	20,790
23		Seaboard Corp.	23,115
2,308		Simpson Manufacturing Co., Inc.	46,322
3,700		SkyWest, Inc.	57,905
1,304		Smith (A.O.) Corp.	35,834
3,465	[2]	Spherion Corp.	4,955
500	[2]	Standard Parking Corp.	9,570
1,030		Standard Register	7,488
877		Standex International Corp.	13,462
500	[2]	Stanley, Inc.	15,130
800	[2]	Sterling Construction Co., Inc.	14,336
650		Sun Hydraulics Corp.	10,010
2,100	[2]	Sykes Enterprises, Inc.	35,091
900		TAL International Group, Inc.	9,432
500	[2]	TBS International Ltd., Class A	4,920
1,500	[2]	Taleo Corp., Class A	12,645
4,000	[2]	Taser International, Inc.	20,280
1,200	[2]	Team, Inc.	23,700
1,026	[2]	Tecumseh Products Co., Class A	8,413
2,252	[2]	Teledyne Technologies, Inc.	62,763
1,022		Tennant Co.	13,838
3,687	[2]	Tetra Tech, Inc.	85,649
600		Textainer Group Holdings Ltd.	5,214
900	[2]	Thermadyne Holdings Corp.	3,150
2,125		Titan International, Inc.	16,490
400	[2]	Titan Machinery, Inc.	4,060
2,100	[2]	TransDigm Group, Inc.	71,568
1,521		Tredegar Industries, Inc.	25,096
929	[2]	Trex Co., Inc.	13,740
700	[2]	TriMas Corp.	1,008
1,110		Triumph Group, Inc.	50,261
2,770	[2]	TrueBlue, Inc.	23,545
500		Twin Disc, Inc.	3,285
7,700	[2]	UAL Corp.	72,688
7,000	[2]	US Airways Group, Inc.	39,690
900	[2]	Ultralife Batteries, Inc.	7,209
1,500	[2]	Ultrapetrol Bahamas Ltd.	3,420
100	[2]	United Capital Corp.	1,940
1,393	[2]	United Stationers, Inc.	39,018
1,038		Universal Forest Products, Inc.	21,798
400	[2]	Universal Truckload Services, Inc.	4,944
300		VSE Corporation	8,628
3,000	[2]	Valence Technology, Inc.	5,220
1,300		Viad Corp.	28,899
1,166		Vicor Corp.	5,504
761	[2]	Volt Information Science, Inc.	4,056
1,972		Wabash National Corp.	5,561
3,035		Wabtec Corp.	90,838
4,879	[2]	Waste Connections, Inc.	141,589
1,266	[2]	Waste Services, Inc.	6,419
1,448		Watsco, Inc.	47,856
2,640		Watson Wyatt & Co. Holdings	122,760
1,747		Watts Industries, Inc., Class A	38,923
2,500		Werner Enterprises, Inc.	37,500
3,688		Woodward Governor Co.	75,862
1,100	[2]	Xerium Technologies, Inc.	539
3,700	[2]	YRC Worldwide, Inc.	10,656
		TOTAL	6,789,054
		Information Technology--15.5%
25,700	[2]	3Com Corp.	59,881
1,700	[2]	3Par, Inc.	14,433
2,141	[2]	ACI Worldwide, Inc.	36,376
2,070	[2]	ATMI, Inc.	27,966
1,600	[2]	Acme Packet, Inc.	7,040
1,551	[2]	Actel Corp.	13,990
3,700	[2]	Actuate Software Corp.	13,172
3,800		Acxiom Corp.	36,138
7,400	[2]	Adaptec, Inc.	20,646
3,400		Adtran, Inc.	51,510
3,100	[2]	Advanced Analogic Technologies, Inc.	9,331
2,169	[2]	Advanced Energy Industries, Inc.	19,478
1,100	[2]	Advent Software, Inc.	24,013
1,479		Agilysys, Inc.	5,280
1,400	[2]	Airvana, Inc.	7,126
1,600		American Software, Inc., Class A	6,640
6,800	[2]	Amkor Technology, Inc.	15,776
4,000	[2]	Anadigics, Inc.	8,120
880	[2]	Anaren Microwave, Inc.	10,402
1,830	[2]	Anixter International, Inc.	49,373
4,125	[2]	Applied Micro Circuits Corp.	16,500
200	[2]	ArcSight, Inc.	1,858
5,479	[2]	Ariba, Inc.	41,860
7,826	[2]	Arris Group, Inc.	55,721
8,100	[2]	Art Technology Group, Inc.	13,851
2,000	[2]	Asiainfo Holdings, Inc.	17,460
3,148	[2]	Asyst Technologies, Inc.	850
3,800	[2]	Atheros Communications	45,638
1,700	[2]	Authentec, Inc.	2,822
786	[2]	Avanex Corp.	1,478
2,000	[2]	Avid Technology, Inc.	20,020
2,760	[2]	Avocent Corp.	39,606
6,500	[2]	Axcelis Technologies, Inc.	1,853
800	[2]	Bankrate, Inc.	26,688
700		Bel Fuse, Inc.	10,668
4,192	[2]	Benchmark Electronics, Inc.	49,214
2,300	[2]	Bigband Networks, Inc.	11,615
1,122		Black Box Corp.	24,493
2,785		Blackbaud, Inc.	30,997
2,000	[2]	Blackboard, Inc.	50,820
2,100	[2]	Blue Coat Systems, Inc.	20,139
7,000	[2]	Bookham, Inc.	2,590
1,300	[2]	Bottomline Technologies, Inc.	8,684
3,110	[2]	Brightpoint, Inc.	14,555
4,032	[2]	Brooks Automation, Inc.	18,426
1,800	[2]	CACI International, Inc., Class A	81,270
400	[2]	CPI International, Inc.	3,068
2,100	[2]	CSG Systems International, Inc.	30,450
2,150		CTS Corp.	11,051
1,400	[2]	Cabot Microelectronics Corp.	31,864
2,100	[2]	Callidus Software, Inc.	5,502
365		Cass Information Systems, Inc.	8,702
1,900	[2]	Cavium Networks, Inc.	17,290
1,400	[2]	Ceva, Inc.	9,562
2,532	[2]	Checkpoint Systems, Inc.	22,661
1,300	[2]	China Information Security Technology Inc.	3,978
1,600	[2,3]	China Security & Surveillance Technology, Inc.	8,800
1,860	[2]	Chordiant Software, Inc.	4,371
3,380	[2]	Ciber, Inc.	14,737
4,300	[2]	Cirrus Logic, Inc.	12,126
2,600	[2]	Cogent, Inc.	30,264
2,600		Cognex Corp.	33,956
1,700	[2]	Cogo Group Inc.	11,356
1,500	[2]	Coherent, Inc.	27,135
1,421		Cohu, Inc.	14,182
2,800	[2]	Commvault Systems, Inc.	37,156
1,000	[2]	Compellent Technologies, Inc.	12,100
1,475	[2]	Comtech Telecommunications Corp.	57,230
1,500	[2]	Comverge, Inc.	6,885
2,700	[2]	Concur Technologies, Inc.	66,663
1,200	[2]	Constant Contact, Inc.	18,324
1,900	[2]	Cray, Inc.	3,648
4,322	[2]	Cybersource Corp.	51,561
1,800	[2]	Cymer, Inc.	36,720
1,000	[2]	DG Fastchannel, Inc.	14,490
1,518	[2]	DSP Group, Inc.	9,882
1,100	[2]	DTS, Inc.	14,960
2,100		Daktronics, Inc.	18,123
2,000	[2,3]	Data Domain, Inc.	26,040
2,600	[2]	DealerTrack Holdings, Inc.	29,614
500	[2]	Deltek, Inc.	1,645
1,400	[2]	DemandTec, Inc.	9,380
900	[2]	Dice Holdings, Inc.	2,574
1,500	[2]	Digi International, Inc.	11,400
342	[2]	Digimarc Corp.	3,263
2,300	[2]	Digital River, Inc.	56,971
1,812	[2]	Diodes, Inc.	11,742
1,400	[2]	DivX, Inc.	7,042
1,200	[2]	Double-Take Software, Inc.	9,084
4,800	[2]	EMCORE Corp.	6,336
1,000	[2]	EMS Technologies, Inc.	24,000
2,250	[2]	EPIQ Systems, Inc.	39,870
7,000	[2]	EarthLink Network, Inc.	52,710
300	[2]	Ebix, Inc.	6,138
1,900	[2]	Echelon Corp.	14,060
1,479		Electro Rent Corp.	15,677
1,739	[2]	Electro Scientific Industries, Inc.	10,990
3,400	[2]	Electronics for Imaging, Inc.	30,226
5,200	[2]	Elixir Gaming Technologies Inc.	676
5,100	[2]	Emulex Corp.	29,121
6,926	[2]	Entegris, Inc.	9,627
200	[2]	Entropic Communications, Inc.	104
4,200	[2]	Entrust Technologies, Inc.	6,300
3,700	[2]	Epicor Software Corp.	13,098
3,050	[2]	Euronet Worldwide, Inc.	30,653
2,044	[2]	Exar Corp.	13,838
1,000	[2]	Exlservice Holding, Inc.	7,950
6,300	[2]	Extreme Networks, Inc.	11,151
2,331	[2]	FEI Co.	42,424
3,000		Fair Isaac & Co., Inc.	38,100
2,573	[2]	FalconStor Software, Inc.	8,208
1,000	[2]	Faro Technologies, Inc.	15,020
26,135	[2]	Finisar Corp.	13,329
3,200	[2]	FormFactor, Inc.	49,792
941	[2]	Forrester Research, Inc.	19,648
1,600	[2]	GSI Commerce, Inc.	13,712
3,741	[2]	Gartner Group, Inc., Class A	52,973
1,300	[2]	Gerber Scientific, Inc.	4,082
1,500		Gevity HR, Inc.	3,015
2,500	[2]	Global Cash Access LLC	6,775
1,400	[2]	Globecomm Systems Inc.	7,182
700	[2]	Guidance Software, Inc.	2,394
1,500	[2]	HSW International, Inc.	345
2,800	[2]	Hackett Group, Inc.	7,868
6,100	[2]	Harmonic Lightwaves, Inc.	31,415
1,500	[2]	Harris Stratex Networks, Inc., Class A	10,350
1,500		Heartland Payment Systems, Inc.	13,605
4,600		Henry Jack & Associates, Inc.	81,880
1,200	[2]	Hittite Microwave Corp.	30,744
400	[2]	Hughes Communications, Inc.	4,828
1,560	[2]	Hutchinson Technology, Inc.	4,945
3,400	[2]	Hypercom Corp.	5,168
1,000	[2]	I2 Technologies, Inc.	6,240
800	[2]	ICX Technologies, Inc.	4,592
1,300	[2]	IGATE Capital Corp.	5,317
1,200	[2]	IPG Photonics Corp.	11,532
1,544	[2]	IXYS Corp.	10,576
1,700		Imation Corp.	16,558
1,800	[2]	Immersion Corp.	9,342
5,800	[2]	Infinera Corp.	39,788
1,924		InfoGroup Inc.	7,100
2,200	[2]	InfoSpace.com, Inc.	17,622
5,400	[2]	Informatica Corp.	68,904
2,996	[2]	Insight Enterprises, Inc.	15,519
1,000	[2]	Integral Systems, Inc.	10,930
2,900	[2]	InterDigital, Inc.	93,757
800	[2]	Interactive Intelligence, Inc.	5,496
3,883	[2]	Intermec, Inc.	48,227
3,150	[2]	Internap Network Services Corp.	8,474
1,600	[2]	Internet Brands, Inc.	7,952
2,200	[2]	Internet Capital Group, Inc.	9,482
2,925	[2]	Interwoven, Inc.	46,127
1,400	[2]	Intevac, Inc.	6,132
1,800	[2]	Isilon Systems, Inc.	4,986
2,600	[2]	Ixia	13,832
1,593	[2]	JDA Software Group, Inc.	17,842
1,400	[2]	Kenexa Corp.	9,506
800	[2]	Keynote Systems, Inc.	7,000
4,200	[2]	Kopin Corp.	6,636
3,394	[2]	Kulicke & Soffa Industries	5,193
4,249	[2]	L-1 Identity Solutions, Inc.	30,805
8,331	[2]	LTX-Credence Corp.	2,416
7,100	[2]	Lattice Semiconductor Corp.	10,934
7,700	[2]	Lawson Software, Inc.	32,494
1,200	[2]	Limelight Networks, Inc.	3,672
1,000	[2]	Liquidity Services, Inc.	7,130
1,364	[2]	Littelfuse, Inc.	20,869
1,900	[2]	LoopNet, Inc.	12,350
700	[2]	Loral Space & Communications Ltd.	9,247
5,152	[2]	MICROS Systems Corp.	74,189
2,700	[2]	MIPS Technologies, Inc.	4,536
3,100	[2]	MKS Instruments, Inc.	43,555
9,590	[2]	MRV Communications, Inc.	4,891
2,800	[2]	MSC Software Corp.	16,296
1,100		MTS Systems Corp.	28,809
5,225	[2]	Macrovision Solutions Corp.	68,500
2,600	[2]	Magma Design Automation	2,990
1,300	[2]	ManTech International Corp., Class A	69,719
1,412	[2]	Manhattan Associates, Inc.	21,660
1,500		Marchex, Inc., Class B	7,515
3,071	[2]	Mattson Technology, Inc.	3,010
1,079		Maximus, Inc.	40,096
1,300	[2]	Maxwell Technologies, Inc.	6,084
900	[2]	Measurement Specialties, Inc.	4,572
5,700	[2]	Mentor Graphics Corp.	26,562
1,600	[2]	Mercadolibre, Inc.	21,456
1,447	[2]	Mercury Computer Systems, Inc.	8,639
2,386		Methode Electronics, Inc., Class A	11,023
3,100		Micrel, Inc.	23,560
537	[2]	MicroStrategy, Inc., Class A	20,782
4,908	[2]	Microsemi Corp.	41,227
3,300	[2]	Microtune, Inc.	5,643
1,389	[2]	Midway Games, Inc.	347
3,100	[2]	Moduslink Global Solutions Inc.	7,223
1,700	[2]	Monolithic Power Systems	20,655
1,100	[2]	Monotype Imaging Holdings, Inc.	6,490
8,100	[2]	Move, Inc.	13,689
500	[2]	Multi-Fineline Electronix, Inc.	9,265
400	[2]	NCI, Inc.	12,000
2,300	[2]	NIC, Inc.	12,282
200	[2]	NVE Corp.	6,496
2,600	[2]	Ness Technologies, Inc.	10,322
3,000	[2]	Net 1 UEPS Technologies, Inc.	40,290
1,000	[2]	NetLogic Microsystems, Inc.	21,210
1,800	[2]	NetScout Systems, Inc.	25,596
400	[2]	NetSuite, Inc.	2,800
2,400	[2]	Netezza Corp.	14,568
2,100	[2]	Netgear, Inc.	23,352
1,000	[2]	Neutral Tandem, Inc.	15,840
2,400	[2]	Newport Corp.	12,840
3,300	[2]	Nextwave Wireless, Inc.	693
1,600	[2]	Novatel Wireless, Inc.	8,864
1,000	[2]	OPNET Technologies, Inc.	8,200
900	[2]	OSI Systems, Inc.	13,167
3,884	[2]	Omniture, Inc.	35,306
3,000	[2]	Omnivision Technologies, Inc.	20,070
1,800	[2]	Online Resources Corp.	5,688
1,000	[2]	OpNext, Inc.	2,380
4,400	[2]	OpenTV Corp.	5,280
1,285	[2]	Oplink Communications, Inc.	9,085
1,700	[2]	Orbcomm, Inc.	2,788
400	[2]	PC Connections, Inc.	1,956
800	[2]	PC Mall, Inc.	3,176
1,400	[2]	PC-Tel, Inc.	9,044
1,700	[2]	PLX Technology, Inc.	2,805
13,700	[2]	PMC-Sierra, Inc.	66,719
900	[2]	PROS Holdings, Inc.	5,409
6,978	[2]	Palm, Inc.	53,521
7,020	[2]	Parametric Technology Corp.	63,180
1,292		Park Electrochemical Corp.	22,675
1,500	[2]	Parkervision, Inc.	2,685
800		Pegasystems, Inc.	10,856
1,900	[2]	Perficient, Inc.	7,429
1,584	[2]	Pericom Semiconductor Corp.	9,773
5,400	[2]	Perot Systems Corp.	70,146
1,800	[2]	Phoenix Technology Ltd.	4,644
2,524	[2]	Photronics, Inc.	4,013
3,100		Plantronics, Inc.	31,465
2,558	[2]	Plexus Corp.	36,989
5,400	[2]	Polycom, Inc.	75,870
1,900	[2]	Power Integrations, Inc.	36,993
8,300	[2]	Powerwave Technologies, Inc.	3,735
2,000	[2]	Presstek, Inc.	4,320
2,614	[2]	Progress Software Corp.	44,595
700		QAD, Inc.	1,792
1,100		Quality Systems, Inc.	41,008
11,800	[2]	Quantum Corp. - DLT & Storage Systems	6,018
4,500	[2]	Quest Software, Inc.	56,115
16,582	[2]	RF Micro Devices, Inc.	17,909
1,900	[2]	Rackable Systems, Inc.	7,467
800	[2]	Rackspace Hosting Inc.	3,920
1,449	[2]	RadiSys Corp.	6,854
1,600	[2]	Radiant Systems, Inc.	5,536
5,900	[2]	RealNetworks, Inc.	16,638
579		Renaissance Learning, Inc.	4,186
1,700	[2]	RightNow Technologies, Inc.	9,928
600	[2]	Rimage Corp.	7,866
3,400	[2]	Riverbed Technology, Inc.	34,510
1,900	[2]	Rofin-Sinar Technologies, Inc.	32,091
1,216	[2]	Rogers Corp.	29,792
900	[2]	Rubicon Technology, Inc.	5,139
1,858	[2]	Rudolph Technologies, Inc.	5,221
3,100	[2]	S1 Corp.	20,677
2,440	[2]	SAVVIS, Inc.	15,567
1,116	[2]	SPSS, Inc.	28,659
2,700	[2]	SRA International, Inc.	44,091
1,600	[2]	STEC, Inc.	7,168
6,900	[2]	Safeguard Scientifics, Inc.	4,140
34,400	[2]	Sanmina-SCI Corp.	11,352
5,700	[2]	Sapient Corp.	24,282
1,700	[2]	ScanSource, Inc.	31,824
1,800	[2]	SeaChange International, Inc.	10,656
1,443	[2]	Semitool, Inc.	3,997
3,700	[2]	Semtech Corp.	43,475
3,000	[2]	Shoretel, Inc.	11,940
3,800	[2]	SiRF Technology Holdings, Inc.	3,876
1,700	[2]	Sigma Designs, Inc.	17,374
4,606	[2]	Silicon Image, Inc.	16,904
5,500	[2]	Silicon Storage Technology	11,275
9,900	[2]	Skyworks Solutions, Inc.	42,768
2,800	[2]	Smart Modular Technologies (WWH), Inc.	3,220
1,800	[2]	Smith Micro Software, Inc.	9,540
3,200	[2]	Solera Holdings, Inc.	77,088
1,400	[2]	Sonic Solutions	1,834
3,664	[2]	Sonicwall, Inc.	12,897
13,200	[2]	Sonus Networks, Inc.	17,424
1,400	[2]	Sourcefire, Inc.	9,422
8,600	[2]	Spansion, Inc.	576
1,422	[2]	Standard Microsystems Corp.	19,695
1,800	[2]	Starent Networks Corp.	26,460
200	[2]	StorageNetworks, Inc.	0
1,300	[2]	Stratasys, Inc.	13,923
1,400	[2]	Successfactors, Inc.	9,422
1,500	[2]	Super Micro Computer, Inc.	7,905
731	[2]	Supertex, Inc.	16,586
3,300	[2]	Support.com, Inc.	6,237
1,300	[2]	Switch & Data Facilities Co.	8,944
4,900	[2]	Sybase, Inc.	133,819
11,900	[2]	Sycamore Networks, Inc.	27,965
2,900	[2]	Symmetricom, Inc.	10,759
2,101	[2]	Symyx Technologies, Inc.	10,085
2,100	[2]	Synaptics, Inc.	49,497
1,400	[2]	Synchronoss Technologies, Inc.	11,914
1,200	[2]	Synnex Corp.	18,420
765		Syntel, Inc.	16,486
3,999	[2]	THQ, Inc.	15,796
1,500	[2]	TNS, Inc.	12,405
2,700	[2]	TTM Technologies	16,281
4,800	[2]	Take-Two Interactive Software, Inc.	33,696
800	[2]	TechTarget, Inc.	3,096
2,438		Technitrol, Inc.	5,364
900	[2]	Techwell, Inc.	5,085
4,100	[2]	Tekelec, Inc.	50,922
2,300	[2]	TeleCommunication Systems, Inc., Class A	16,468
2,500	[2]	TeleTech Holdings, Inc.	20,225
3,330	[2]	Terremark Worldwide, Inc.	11,688
3,100	[2]	Tessera Technologies, Inc.	36,456
1,800	[2]	The Knot, Inc.	12,384
1,300		TheStreet.com, Inc.	3,549
6,431	[2]	TiVo, Inc.	46,239
11,900	[2]	Tibco Software, Inc.	63,665
3,900	[2]	Trident Microsystems, Inc.	6,630
9,212	[2]	Triquint Semiconductor, Inc.	18,608
2,300	[2]	Tyler Technologies, Inc.	28,957
7,200	[2]	UTStarcom, Inc.	10,584
1,600	[2]	Ultimate Software Group, Inc.	22,032
1,200	[2]	Ultra Clean Holdings, Inc.	1,344
1,443	[2]	Ultratech, Inc.	16,162
600	[2]	Unica Corp.	2,940
4,949		United Online, Inc.	30,288
1,690	[2]	Universal Display Corp.	12,895
1,700	[2]	VASCO Data Security International, Inc.	11,526
5,230	[2]	ValueClick, Inc.	32,688
1,741	[2]	Veeco Instruments, Inc.	8,409
4,300	[2]	Verifone Holdings, Inc.	19,909
1,674	[2]	ViaSat, Inc.	37,096
1,610	[2]	Vignette Corp.	11,222
2,800	[2]	VistaPrint Ltd.	64,120
1,100	[2]	Vocus, Inc.	16,786
1,700	[2]	Volterra Semiconductor Corp.	11,900
1,900		Web.com Group Inc.	5,700
2,976	[2]	Websense, Inc.	33,331
4,400	[2]	Wind River Systems, Inc.	35,068
2,400	[2]	Wright Express Corp.	27,984
3,393	[2]	Zoran Corp.	20,154
900	[2]	Zygo Corp.	5,148
1,100	[2]	comScore, Inc.	13,871
2,800	[2]	j2 Global Communications, Inc.	54,824
		TOTAL	6,868,551
		Materials--3.4%
300	[2]	AEP Industries, Inc.	4,302
1,566		AMCOL International Corp.	22,691
3,500	[2,3]	Abitibibowater, Inc.	2,660
2,700	[2]	Allied Nevada Gold Corp.	13,500
1,099		American Vanguard Corp.	15,617
2,600	[2]	Apex Silver Mines Ltd.	0
1,593		Arch Chemicals, Inc.	35,699
1,025		Balchem Corp.	22,888
2,300	[2]	Boise, Inc.	1,150
1,255	[2]	Brush Engineered Materials, Inc.	15,763
2,290	[2]	Buckeye Technologies, Inc.	6,687
400	[2]	Bway Holding Co.	3,384
3,251	[2]	Calgon Carbon Corp.	40,865
1,000		Castle (A.M.) & Co.	8,460
1,300	[2]	China Precision Steel Inc.	1,677
716		Clearwater Paper Corp.	8,098
35,300	[2,3]	Coeur d'Alene Mines Corp.	25,063
2,000		Compass Minerals International, Inc.	120,340
692		Deltic Timber Corp.	27,382
7,800	[2]	Endeavour International Corp.	5,382
2,801		Ferro Corp.	11,092
1,400	[2]	Flotek Industries, Inc.	4,046
3,172		Fuller (H.B.) Co.	44,313
3,900	[2]	General Moly, Inc.	3,510
500	[2,3]	General Steel Holdings, Inc.	1,380
600	[2]	Gentek, Inc.	8,190
2,657		Glatfelter (P.H.) Co.	23,142
4,500	[2]	Grace (W.R.) & Co.	25,965
8,900	[2]	Graphic Packaging Holding Co.	7,743
800	[2]	Haynes International, Inc.	14,616
2,800	[2]	Headwaters, Inc.	12,684
10,000	[2]	Hecla Mining Co.	26,500
2,200	[2]	Horsehead Holding Corp.	8,712
1,900	[2]	ICO, Inc.	5,035
600		Innophos Holdings, Inc.	9,078
1,500		Innospec, Inc.	7,305
900		Kaiser Aluminum Corp.	22,356
1,400	[2]	Kapstone Paper and Packaging Corp.	2,506
1,300		Koppers Holdings, Inc.	21,060
1,200	[2]	LSB Industries, Inc.	8,856
1,300	[2]	Landec Corp.	7,150
6,700	[2]	Louisiana-Pacific Corp.	13,936
1,900	[2]	Mercer International, Inc.	2,432
1,163		Minerals Technologies, Inc.	43,973
1,759		Myers Industries, Inc.	11,029
422		NL Industries, Inc.	4,878
900		Neenah Paper, Inc.	6,057
900		Newmarket Corp.	28,350
500	[2]	Northwest Pipe Co.	17,630
1,800	[2]	OM Group, Inc.	34,884
4,623		Olin Corp.	64,953
500		Olympic Steel, Inc.	7,935
700		Penford Corp.	6,062
5,542	[2]	Polyone Corp.	11,361
700		Quaker Chemical Corp.	7,987
1,377	[2]	RTI International Metals	18,328
2,404		Rock-Tenn Co.	74,933
2,600	[2]	Rockwood Holdings, Inc.	19,526
1,800		Royal Gold, Inc.	86,544
1,559		Schulman (A.), Inc.	23,619
993		Schweitzer-Mauduit International, Inc.	21,250
3,063		Sensient Technologies Corp.	65,855
1,800	[2,3]	Shengdatech, Inc.	5,346
1,600		Silgan Holdings, Inc.	73,344
5,700	[2]	Solutia, Inc.	22,287
1,847		Spartech Corp.	5,855
330		Stepan Co.	12,108
2,490	[2]	Stillwater Mining Co.	10,334
600	[2]	Sutor Technology Group, Ltd.	1,128
1,506		Texas Industries, Inc.	34,201
2,100	[2]	U.S. Concrete, Inc.	5,838
100	[2]	United States Lime & Minerals, Inc.	2,105
400	[2]	Universal Stainless & Alloy	5,800
1,000		Verso Paper Corporation	670
2,795		Wausau-Mosinee Paper Corp.	26,580
1,200		Westlake Chemical Corp.	16,404
4,100		Worthington Industries, Inc.	41,246
1,338		Zep, Inc.	14,705
1,800	[2]	Zoltek Cos., Inc.	12,744
		TOTAL	1,519,064
		Telecommunication Services--1.1%
2,700		Alaska Communications Systems Holdings, Inc.	22,545
3,500	[2]	Aruba Networks, Inc.	9,345
500		Atlantic Telephone Network, Inc.	10,750
1,600	[2]	Cbeyond Communications, Inc.	25,184
4,127	[2]	Centennial Communication Corp., Class A	33,759
15,300	[2]	Cincinnati Bell, Inc.	21,267
3,000	[2]	Cogent Communications Group, Inc.	19,950
1,350		Consolidated Communications Holdings, Inc.	15,201
5,644		FairPoint Communications, Inc.	15,408
6,250	[2]	FiberTower Corp.	906
2,976	[2]	General Communications, Inc., Class A	19,552
1,800	[2]	Global Crossing Ltd.	11,052
3,100	[2]	Globalstar, Inc.	744
200	[2]	Hungarian Telephone & Cable Corp.	1,450
6,500	[2]	ICO Global Communications Holdings Ltd.	3,835
2,800		IDT Corp., Class B	980
2,000		Iowa Telecommunication Services, Inc.	25,700
1,900		NTELOS Holdings Corp.	41,116
7,720	[2]	PAETEC Holding Corp.	10,422
3,900	[2]	Premiere Global Services, Inc.	37,791
1,400		Shenandoah Telecommunications Co.	34,132
3,200	[2]	Syniverse Holdings, Inc.	43,392
9,250	[2]	TW Telecom, Inc.	70,763
3,500	[2]	TerreStar Corporation	1,750
1,340	[2]	USA Mobility, Inc.	14,164
1,600	[2]	Virgin Mobile USA, Inc.	1,248
3,200	[2]	Vonage Holdings Corp.	1,792
1,800	[2]	iBasis, Inc.	1,656
1,100	[2]	iPCS, Inc.	5,456
		TOTAL	501,310
		Utilities--4.5%
1,600		Allete, Inc.	49,760
1,079		American States Water Co.	37,301
3,485		Avista Corp.	66,354
2,400		Black Hills Corp.	63,600
1,004		CH Energy Group, Inc.	50,782
700	[2]	Cadiz, Inc.	6,496
1,227		California Water Service Group	53,375
600		Central VT Public Service Corp.	13,560
500		Chesapeake Utilities Corp.	14,485
3,780		Cleco Corp.	86,373
600		Connecticut Water Service, Inc.	13,884
900		Consolidated Water Co.	10,530
2,815	[2]	El Paso Electric Co.	46,560
2,161		Empire Distribution Electric Co.	38,379
3,100		ITC Holdings Corp.	130,138
2,700		Idacorp, Inc.	78,597
1,397		Laclede Group, Inc.	63,410
1,342		MGE Energy, Inc.	43,011
900		Middlesex Water Co.	14,895
2,700		NICOR, Inc.	92,367
2,581		New Jersey Resources Corp.	103,472
1,696		Northwest Natural Gas Co.	72,826
2,400		Northwestern Corp.	58,104
1,100		Ormat Technologies, Inc.	34,089
5,200		PNM Resources, Inc.	52,208
4,600		Piedmont Natural Gas, Inc.	119,186
4,000		Portland General Electric Co.	77,800
864		SJW Corp.	23,233
1,864		South Jersey Industries, Inc.	69,527
2,678		Southwest Gas Corp.	68,985
1,571		Southwest Water Co.	7,038
1,300	[2]	Synthesis Energy Systems, Inc.	572
3,700	[2]	U.S. Geothermal Inc.	3,293
1,641		UIL Holdings Corp.	43,372
2,206		UniSource Energy Corp.	62,297
3,000		WGL Holdings, Inc.	96,300
6,400		Westar Energy, Inc.	128,512
		TOTAL	1,994,671
		TOTAL COMMON STOCKS (IDENTIFIED COST $56,113,209)	41,243,263
		WARRANTS--0.0%
		Energy--0.0%
20		Greenhunter Energy, Inc.	68
		Information Technology--0.0%
79	[2]	Lantronix, Inc.	8
		TOTAL WARRANTS (IDENTIFIED COST $0)	76
		PREFERRED STOCK--0.0%
		Consumer Staples--0.0%
76		Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	0
		MUTUAL FUND—7.9%
3,527,863	[4,5,6]	Prime Value Obligations Fund, Institutional Shares, 1.75% (AT NET ASSET VALUE)	3,527,863
		TOTAL INVESTMENTS --- 100.8% (IDENTIFIED COST $59,669,804)[7]	44,771,202
		OTHER ASSETS AND LIABILITIES --- NET --- (0.8)%[8]	(356,764)
		TOTAL NET ASSETS --- 100%	$44,414,438

At January 31, 2009, the Fund had the following outstanding futures contracts:[1]
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
	[2]Russell 2000 Mini Index Long Futures	72	$3,186,720	March 2009	$(106,991)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities – Net”.
1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Russell 2000 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $3,186,720 at January 31, 2009, which represents 7.2% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Russell 2000 Index is 100.1%.

2	Non-income producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated company.
5	7-Day net yield.
6	All or a portion of this security is held as collateral for securities lending.
As of January 31, 2009, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned		Market Value of Collateral
	$553,909		$738,075
7
At January 31, 2009, the cost of investments for federal tax purposes was $59,669,804. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $14,898,602.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,510,104 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,408,706.

8	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at January 31, 2009.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Fixed-income securities acquired with maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices and Investments in Mutual Funds	$ 44,771,126	$ (106,991)
Level 2 – Other Significant Observable Inputs	76	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 44,771,202	$ (106,991)

*Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Index Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	March 23, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	March 23, 2009